UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

Semi-Annual Report

June 30, 2021

Investment Adviser:

Aperture Investors, LLC

TABLE OF CONTENTS

Schedules of Investments	1

Aperture New World Opportunities Fund	1

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-514-7557; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 74.1%
	Face Amount	Value

Argentina — 0.5%
Agua y Saneamientos Argentinos
6.63%, 02/01/23	$564,000	$300,330
MSU Energy
6.88%, 02/01/25	660,000	521,407
YPF
8.50%, 07/28/25	1,350,000	1,068,525

		1,890,262

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN
4.75%, 03/13/23	750,000	794,190

Bahrain — 0.6%
Mumtalakat Sukuk Holding
5.63%, 02/27/24	1,000,000	1,063,760
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	1,039,954

		2,103,714

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Brazil — 5.8%
Atento Luxco 1
8.00%, 02/10/26 (a)	$1,038,000	$1,129,417
Azul Investments LLP
7.25%, 06/15/26 (a)	650,000	637,000
Banco Daycoval MTN
4.25%, 12/13/24	692,000	716,220
Banco do Brasil
4.63%, 01/15/25	881,000	940,027
Braskem Netherlands Finance BV
8.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.220%, 01/23/81 (b)	660,000	768,906
BRF GmbH
4.35%, 09/29/26	363,000	381,604
Cemig Geracao e Transmissao
9.25%, 12/05/24	750,000	865,507
Centrais Eletricas Brasileiras
3.63%, 02/04/25 (a)	2,033,000	2,091,449
CSN Resources
4.63%, 06/10/31 (a)	1,100,000	1,119,591
7.63%, 04/17/26	363,000	391,474
Embraer Netherlands Finance BV
5.05%, 06/15/25	990,000	1,045,588
FS Luxembourg Sarl
10.00%, 12/15/25 (a)	675,000	755,163
Gol Finance
7.00%, 01/31/25	550,000	530,453
InterCement Financial Operations BV
5.75%, 07/17/24	340,000	330,650
Itau Unibanco Holding
3.25%, 01/24/25	1,568,000	1,612,688
Itau Unibanco Holding MTN
6.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.863%, (b)(c)	110,000	112,970
Light Servicos de Eletricidade
4.38%, 06/18/26 (a)	1,000,000	1,006,500
NBM US Holdings
7.00%, 05/14/26	680,000	733,047

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Brazil (continued)
Petrorio Luxembourg Sarl
6.13%, 06/09/26 (a)	$650,000	$666,250
Rumo Luxembourg Sarl
5.88%, 01/18/25	500,000	523,755
Simpar Europe
5.20%, 01/26/31 (a)	700,000	718,557
StoneCo
3.95%, 06/16/28 (a)	700,000	697,998
Tupy Overseas
4.50%, 02/16/31 (a)	400,000	398,504
Unigel Luxembourg
8.75%, 10/01/26 (a)	1,350,000	1,461,375
Usiminas International Sarl
5.88%, 07/18/26	388,000	420,724
XP
3.25%, 07/01/26 (a)	1,700,000	1,680,875

		21,736,292

Chile — 1.6%
ATP Tower Holdings
4.05%, 04/27/26 (a)	800,000	822,400
Banco Santander Chile
2.70%, 01/10/25	680,000	709,859
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	890,684
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	110,000	121,404
4.88%, 10/30/24	110,000	117,344
Falabella
3.75%, 04/30/23	716,000	746,430
Inversiones CMPC
4.38%, 05/15/23	110,000	115,336
4.38%, 04/04/27	490,000	543,660
Kenbourne Invest
4.70%, 01/22/28 (a)	1,100,000	1,105,500
6.88%, 11/26/24	681,000	721,662

		5,894,279

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

China — 19.3%
Agile Group Holdings
8.38%, (b)(c)	$1,240,000	$1,290,381
Baidu
3.08%, 04/07/25	200,000	211,190
3.88%, 09/29/23	1,800,000	1,912,712
Bank of China
5.00%, 11/13/24	3,837,000	4,281,258
Bank of China MTN
0.98%, VAR ICE LIBOR USD 3 Month+0.850%, 03/08/23 (b)	313,000	314,556
Bank of Communications MTN
1.20%, 09/10/25	1,691,000	1,674,323
Bocom Leasing Management Hong Kong MTN
1.08%, VAR ICE LIBOR USD 3 Month+0.950%, 03/02/25 (b)	1,169,000	1,147,514
CCB Life Insurance
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/77 (b)	200,000	201,458
CCBL Cayman 1 MTN
1.99%, 07/21/25	1,678,000	1,679,427
CFLD Cayman Investment
7.13%, (d)	2,276,000	797,738
China Cinda 2020 I Management MTN
2.50%, 03/18/25	668,000	656,678
China Construction Bank
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.880%, 02/27/29 (b)	676,000	724,435
China Evergrande Group
7.50%, 06/28/23	2,296,000	1,631,360
8.75%, 06/28/25	2,743,000	1,829,238
China Huadian Overseas Development Management
4.00%, (b)(c)	200,000	209,407
China SCE Group Holdings
7.38%, 04/09/24	1,695,000	1,752,674
Chinalco Capital Holdings
4.10%, (b)(c)	1,223,000	1,268,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
CIFI Holdings Group
4.38%, 04/12/27	$1,000,000	$980,437
6.55%, 03/28/24	254,000	266,827
CITIC MTN
3.88%, 02/28/27	200,000	217,906
Coastal Emerald
4.30%, (b)(c)	544,000	541,555
Country Garden Holdings
2.70%, 07/12/26	500,000	494,007
4.20%, 02/06/26	750,000	780,458
5.13%, 01/17/25	876,000	907,125
6.50%, 04/08/24	1,195,000	1,267,313
Easy Tactic
8.13%, 02/27/23	674,000	629,347
ENN Clean Energy International Investment
3.38%, 05/12/26 (a)	1,650,000	1,682,627
Fortune Star BVI
6.75%, 07/02/23	340,000	358,033
Geely Automobile Holdings
4.00%, (b)(c)	328,000	339,385
Greenland Global Investment
5.88%, 07/03/24	546,000	431,614
Guohui International Bvi
4.37%, 07/09/22	973,000	987,596
Haidilao International Holding
2.15%, 01/14/26	657,000	649,618
Huarong Finance 2017 MTN
1.46%, VAR ICE LIBOR USD 3 Month+1.325%, 07/03/23 (b)	200,000	148,000
4.00%, (b)(c)	543,000	336,660
Huarong Finance 2019 MTN
3.25%, 11/13/24	730,000	538,375
Huarong Finance II MTN
5.50%, 01/16/25	3,583,000	2,651,420
Industrial & Commercial Bank of China
4.88%, 09/21/25	5,657,000	6,342,572
Kaisa Group Holdings
8.50%, 06/30/22	1,123,000	1,119,070
9.38%, 06/30/24	1,018,000	960,994
9.95%, 07/23/25	1,359,000	1,220,450
11.50%, 01/30/23	2,160,000	2,187,084

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
KWG Group Holdings
5.88%, 11/10/24	$1,041,000	$1,045,012
6.00%, 09/15/22	255,000	258,187
7.40%, 01/13/27	691,000	690,414
7.88%, 09/01/23	351,000	358,020
Leader Goal International MTN
4.25%,(b)(c)	212,000	216,248
Lenovo Group MTN
4.75%, 03/29/23	1,431,000	1,509,742
Meituan
2.13%, 10/28/25 (a)	1,376,000	1,365,391
Minmetals Bounteous Finance BVI
3.38%,(b)(c)	1,073,000	1,099,825
Poly Developments and Holdings Group
4.75%, 09/17/23	603,000	640,666
Prosus
4.85%, 07/06/27	110,000	125,187
Ronshine China Holdings
8.75%, 10/25/22	867,000	867,007
Scenery Journey
11.50%, 10/24/22	742,000	601,395
13.75%, 11/06/23	713,000	567,740
Shimao Group Holdings
5.60%, 07/15/26	1,275,000	1,338,975
Shougang Group
4.00%, 05/23/24	328,000	346,429
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	271,623
Sino-Ocean Land Treasure III
4.90%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.256%, (b)(c)	695,000	611,600
Sinopec Group Overseas Development 2018
1.45%, 01/08/26 (a)	1,660,000	1,661,160
Sunac China Holdings
6.50%, 01/10/25	1,143,000	1,121,600
6.50%, 01/26/26	691,000	665,153
6.65%, 08/03/24	334,000	335,004
7.95%, 10/11/23	1,418,000	1,461,292

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
Sunny Optical Technology Group
3.75%, 01/23/23	$219,000	$226,735
Tencent Holdings MTN
2.99%, 01/19/23	546,000	564,773
Times China Holdings
5.75%, 01/14/27	1,000,000	954,120
6.75%, 07/16/23	688,000	705,201
Weibo
3.50%, 07/05/24	676,000	712,599
Weichai International Hong Kong Energy Group
3.75%,(b)(c)	283,000	285,478
Yingde Gases Investment
6.25%, 01/19/23	400,000	410,107
Yuzhou Group Holdings
6.00%, 10/25/23	326,000	285,279
8.30%, 05/27/25	550,000	467,797
8.50%, 02/26/24	713,000	649,197
Zhenro Properties Group
6.63%, 01/07/26	1,500,000	1,350,343
ZhongAn Online P&C Insurance
3.13%, 07/16/25	678,000	678,953

		72,070,061

Colombia — 1.7%
Banco de Bogota
6.25%, 05/12/26	417,000	456,619
Bancolombia
3.00%, 01/29/25	673,000	691,171
4.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/27 (b)	110,000	111,820
Ecopetrol
4.13%, 01/16/25	110,000	115,908
5.38%, 06/26/26	110,000	121,286
5.88%, 09/18/23	314,000	339,531
Frontera Energy
7.88%, 06/21/28 (a)	650,000	651,625
Gran Tierra Energy
7.75%, 05/23/27	893,000	794,779

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Colombia (continued)
Gran Tierra Energy International Holdings
6.25%, 02/15/25	$429,000	$380,742
Grupo Aval
4.75%, 09/26/22	1,610,000	1,653,784
Grupo de Inversiones Suramericana
5.50%, 04/29/26	730,000	789,320
SURA Asset Management
4.88%, 04/17/24	358,000	385,749

		6,492,334

Congo — 0.4%
HTA Group
7.00%, 12/18/25 (a)	1,500,000	1,595,670

Ghana — 0.5%
Kosmos Energy
7.50%, 03/01/28 (a)	1,300,000	1,283,750
Tullow Oil
10.25%, 05/15/26 (a)	650,000	682,045

		1,965,795

Guatemala — 0.2%
Central American Bottling
5.75%, 01/31/27 (a)	350,000	365,614
Industrial Senior Trust
5.50%, 11/01/22	209,000	217,623
Investment Energy Resources
6.25%, 04/26/29 (a)	300,000	324,375

		907,612

Hong Kong — 0.1%
China Cinda Finance 2015 I MTN
4.25%, 04/23/25	110,000	115,093
HKT Capital No. 4
3.00%, 07/14/26	200,000	211,932
Melco Resorts Finance
4.88%, 06/06/25	110,000	112,585

		439,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

India — 4.4%
ABJA Investment Pte
5.95%, 07/31/24	$1,074,000	$1,159,920
Adani Ports & Special Economic Zone
3.38%, 07/24/24	364,000	378,254
Azure Power Energy
5.50%, 11/03/22	213,000	216,195
Bharti Airtel
4.38%, 06/10/25	110,000	120,044
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	620,000	682,496
BPRL International Singapore Pte MTN
4.38%, 01/18/27	728,000	775,961
Clean Renewable Power Mauritius Pte
4.25%, 03/25/27 (a)	350,000	355,775
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	462,522
5.95%, 07/29/26	338,000	363,909
ICICI Bank MTN
4.00%, 03/18/26	765,000	827,170
Indian Oil
4.75%, 01/16/24	666,000	716,809
JSW Steel
5.95%, 04/18/24	554,000	592,172
Muthoot Finance MTN
4.40%, 09/02/23 (a)	360,000	370,350
Network i2i
3.98%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.390%, (a),(b)(c)	2,000,000	2,001,000
NTPC MTN
4.25%, 02/26/26	364,000	392,039
Oil India
5.38%, 04/17/24	218,000	239,705
Periama Holdings
5.95%, 04/19/26	665,000	720,128
REC
3.50%, 12/12/24	715,000	749,618
ReNew Power Synthetic
6.67%, 03/12/24	364,000	382,746

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

India (continued)
Shriram Transport Finance MTN
4.40%, 03/13/24	$1,343,000	$1,345,014
5.10%, 07/16/23	489,000	497,191
5.95%, 10/24/22	893,000	913,584
State Bank of India
4.38%, 01/24/24	110,000	118,179
Vedanta Resources Finance II
8.95%, 03/11/25 (a)	2,200,000	2,157,100

		16,537,881

Indonesia — 2.4%
Adaro Indonesia
4.25%, 10/31/24	1,500,000	1,545,750
Bank Mandiri Persero MTN
3.75%, 04/11/24	362,000	383,906
Indika Energy Capital III Pte
5.88%, 11/09/24	1,283,000	1,297,754
Indonesia Asahan Aluminium Persero
4.75%, 05/15/25 (a)	1,700,000	1,874,131
6.53%, 11/15/28	341,000	417,725
Medco Bell Pte
6.38%, 01/30/27	200,000	205,850
Medco Oak Tree Pte
7.38%, 05/14/26	291,000	317,917
Pertamina Persero
1.40%, 02/09/26	985,000	964,918
Pertamina Persero MTN
4.30%, 05/20/23	1,204,000	1,279,291
Perusahaan Gas Negara
5.13%, 05/16/24	483,000	534,968

		8,822,210

Ireland — 0.2%
C&W Senior Financing DAC
6.88%, 09/15/27	688,000	734,199

Israel — 0.7%
Energean Israel Finance
4.50%, 03/30/24 (a)	1,648,000	1,683,020

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Israel (continued)
Israel Electric
5.00%, 11/12/24 (a)	$913,000	$1,020,287

		2,703,307

Jordan — 0.2%
Hikma Finance USA
3.25%, 07/09/25	668,000	695,942

Kazakhstan — 0.3%
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	56,985
Tengizchevroil Finance International
2.63%, 08/15/25 (a)	900,000	923,231

		980,216

Kuwait — 1.0%
Kuwait Projects SPC
5.00%, 03/15/23	717,000	742,317
Kuwait Projects SPC MTN
4.50%, 02/23/27	868,000	859,320
MEGlobal Canada ULC MTN
5.00%, 05/18/25 (a)	1,800,000	2,017,980

		3,619,617

Macau — 0.2%
Sands China
4.60%, 08/08/23	110,000	116,831
Wynn Macau
5.50%, 01/15/26 (a)	500,000	524,070
5.63%, 08/26/28 (a)	250,000	260,625

		901,526

Malaysia — 0.1%
Malayan Banking
3.91%, VAR USD Swap Semi 30/360 5 Yr Curr+2.542%, 10/29/26 (b)	364,000	366,679

Mexico — 3.3%
Alfa
5.25%, 03/25/24	354,000	385,506

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Mexico (continued)
Axtel
6.38%, 11/14/24	$176,000	$182,160
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	626,000	669,037
4.38%, 04/11/27	300,000	320,553
Banco Nacional de Comercio Exterior SNC
3.80%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/26 (b)	425,000	424,579
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22	110,000	114,263
5.38%, 04/17/25 (a)	350,000	397,124
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.995%, 10/01/28 (b)	1,015,000	1,100,016
BBVA Bancomer
6.75%, 09/30/22	2,738,000	2,907,099
Cemex
7.38%, 06/05/27 (a)	700,000	788,340
Grupo Bimbo
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280%, (b)(c)	708,000	746,728
Nemak
4.75%, 01/23/25	251,000	259,785
Petroleos Mexicanos
3.50%, 01/30/23	1,184,000	1,209,089
6.88%, 10/16/25 (a)	1,700,000	1,881,900
Sigma Alimentos
4.13%, 05/02/26	110,000	119,900
Total Play Telecomunicaciones
7.50%, 11/12/25	660,000	698,280

		12,204,359

Moldova — 0.1%
Aragvi Finance International DAC
8.45%, 04/29/26 (a)	200,000	207,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Mongolia — 0.3%
Development Bank of Mongolia
7.25%, 10/23/23	$1,076,000	$1,159,205

Netherlands — 1.1%
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	2,306,000	2,297,906
3.15%, 10/01/26	1,896,000	1,803,570

		4,101,476

Oman — 0.9%
Bank Muscat SAOG MTN
4.88%, 03/14/23	354,000	367,275
OmGrid Funding
5.20%, 05/16/27	1,246,000	1,285,872
OQ SAOC MTN
5.13%, 05/06/28 (a)	400,000	402,025
Oztel Holdings SPC
5.63%, 10/24/23	785,000	835,044
6.63%, 04/24/28	288,000	319,205

		3,209,421

Panama — 0.2%
Banco General
4.13%, 08/07/27	110,000	120,314
Banistmo
3.65%, 09/19/22	700,000	714,357

		834,671

Peru — 0.8%
Banco BBVA Peru
5.00%, 08/26/22	110,000	114,219
Banco de Credito del Peru
4.25%, 04/01/23	1,110,000	1,162,736
Credicorp
2.75%, 06/17/25 (a)	1,000,000	1,014,720
Southern Copper
3.88%, 04/23/25	110,000	119,681
Volcan Cia Minera SAA
4.38%, 02/11/26 (a)	530,000	524,700

		2,936,056

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Qatar — 2.2%
ABQ Finance MTN
1.88%, 09/08/25	$1,000,000	$998,360
3.13%, 09/24/24	212,000	222,070
AKCB Finance
4.75%, 10/09/23	1,061,000	1,146,504
CBQ Finance MTN
5.00%, 05/24/23	660,000	711,176
MAR Sukuk
3.03%, 11/13/24	289,000	304,196
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,916,620
QIB Sukuk
1.95%, 10/27/25	666,000	674,325
QNB Finance MTN
3.50%, 03/28/24	1,217,000	1,297,517

		8,270,768

Russia — 3.5%
Alfa Bank AO Via Alfa Bond Issuance
6.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.572%, (b)(c)	682,000	709,280
Credit Bank of Moscow Via CBOM Finance
4.70%, 01/29/25	846,000	875,610
7.12%, 06/25/24	213,000	234,042
7.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27 (b)	364,000	374,942
Evraz
5.38%, 03/20/23	1,100,000	1,161,182
Gazprom PJSC Via Gaz Capital
5.15%, 02/11/26	668,000	751,146
Gazprom PJSC via Gaz Finance
3.00%, 06/29/27	2,042,000	2,071,952
MMC Norilsk Nickel Via MMC Finance DAC
4.10%, 04/11/23	700,000	727,296
6.63%, 10/14/22	800,000	854,040
Novatek OAO Via Novatek Finance DAC
4.42%, 12/13/22	700,000	732,824
Novolipetsk Steel Via Steel Funding DAC
4.70%, 05/30/26	666,000	739,580

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Russia (continued)
Sberbank of Russia Via SB Capital
5.13%, 10/29/22	$2,230,000	$2,328,789
Vnesheconombank Via VEB Finance
5.94%, 11/21/23	700,000	766,990
6.03%, 07/05/22	700,000	735,000

		13,062,673

Saudi Arabia — 2.1%
Almarai Sukuk
4.31%, 03/05/24	213,000	229,857
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	691,804
6.88%, 03/21/23	724,000	752,504
Global Sukuk
0.95%, 06/17/24 (a)	300,000	299,616
1.60%, 06/17/26 (a)	300,000	299,790
SABIC Capital II BV
4.00%, 10/10/23	700,000	750,750
Samba Funding
2.75%, 10/02/24	435,000	454,031
Saudi Arabian Oil
1.25%, 11/24/23 (a)	350,000	353,528
1.63%, 11/24/25 (a)	1,700,000	1,716,150
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	1,362,000	1,472,322
Saudi Electricity Global Sukuk 5
1.74%, 09/17/25	665,000	673,339

		7,693,691

Singapore — 0.7%
BOC Aviation MTN
1.27%, VAR ICE LIBOR USD 3 Month+1.125%, 09/26/23 (b)	110,000	109,820
BOC Aviation USA MTN
1.63%, 04/29/24 (a)	200,000	201,588
Indika Energy Capital IV Pte
8.25%, 10/22/25	340,000	361,046
Marble II Pte
5.30%, 06/20/22	500,000	500,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Singapore (continued)
Puma International Financing
5.13%, 10/06/24	$1,345,000	$1,355,222
United Overseas Bank MTN
3.50%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/26 (b)	200,000	200,940

		2,729,366

South Africa — 1.6%
Anglo American Capital
4.75%, 04/10/27	363,000	417,450
Eskom Holdings SOC
7.13%, 02/11/25	338,000	356,590
Eskom Holdings SOC MTN
6.35%, 08/10/28	628,000	698,650
Fields Orogen Holdings BVI
5.13%, 05/15/24	213,000	231,997
FirstRand Bank
6.25%, VAR USD Swap Semi 30/360 5 Yr Curr+3.561%, 04/23/28 (b)	428,000	452,075
Liquid Telecommunications Financing
5.50%, 09/04/26 (a)	400,000	409,580
Mauritius Investments
4.76%, 11/11/24	250,000	266,823
Sasol Financing International
4.50%, 11/14/22	365,000	373,942
Sasol Financing USA
5.88%, 03/27/24	642,000	685,656
6.50%, 09/27/28	628,000	706,500
Transnet SOC
4.00%, 07/26/22	1,400,000	1,426,169

		6,025,432

South Korea — 4.0%
Hanwha Life Insurance
4.70%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000%, (b)(c)	1,375,000	1,426,673
Heungkuk Life Insurance
4.48%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.472%, (b)(c)	1,945,000	1,974,194

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

South Korea (continued)
Kia
3.00%, 04/25/23	$321,000	$334,085
Kookmin Bank
1.75%, 05/04/25 (a)	1,500,000	1,525,488
Kookmin Bank MTN
4.35%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.639%, 01/02/70 (b)(c)	726,000	765,023
Korea East-West Power
1.75%, 05/06/25 (a)	1,100,000	1,123,353
Kyobo Life Insurance
3.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.091%, (b)(c)	212,000	215,498
POSCO
2.75%, 07/15/24	361,000	379,306
Shinhan Financial Group
2.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.064%, (a),(b)(c)	1,200,000	1,192,656
SK Hynix
1.00%, 01/19/24 (a)	700,000	696,017
1.50%, 01/19/26 (a)	1,700,000	1,677,594
3.00%, 09/17/24	500,000	527,912
SK Innovation
4.13%, 07/13/23	200,000	210,466
Woori Bank MTN
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.664%, (b)(c)	723,000	750,112
4.75%, 04/30/24	474,000	520,817
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.347%, (b)(c)	1,386,000	1,424,115

		14,743,309

Spain — 0.4%
EnfraGen Energia Sur
5.38%, 12/30/30 (a)	1,400,000	1,400,490

Supranational — 0.9%
Africa Finance MTN
4.38%, 04/17/26	687,000	747,704
African Export-Import Bank
2.63%, 05/17/26 (a)	650,000	657,935

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Supranational (continued)
Central American Bank for Economic Integration
2.00%, 05/06/25 (a)	$1,800,000	$1,858,194

		3,263,833

Tanzania — 0.0%
AngloGold Ashanti Holdings
5.13%, 08/01/22	100,000	104,250

Thailand — 0.6%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	119,003
5.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.729%, (a),(b)(c)	1,700,000	1,790,100
PTT Global Chemical
4.25%, 09/19/22	110,000	114,050
Siam Commercial Bank MTN
2.75%, 05/16/23	200,000	207,019

		2,230,172

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25	373,000	347,114

Turkey — 3.2%
Akbank
6.80%, 02/06/26 (a)	1,388,000	1,462,924
Arcelik
5.00%, 04/03/23	250,000	258,750
Coca-Cola Icecek
4.22%, 09/19/24	200,000	209,840
KOC Holding
5.25%, 03/15/23	1,765,000	1,819,136
Petkim Petrokimya Holding
5.88%, 01/26/23	709,000	726,725
QNB Finansbank
6.88%, 09/07/24	361,000	390,421
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	222,053
6.88%, 02/28/25	730,000	805,307

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Turkey (continued)
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	$417,000	$447,349
5.80%, 04/11/28	200,000	212,807
Turkiye Is Bankasi
6.00%, 10/24/22	716,000	731,735
Turkiye Is Bankasi MTN
6.13%, 04/25/24	814,000	846,560
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/24	354,000	384,019
Turkiye Vakiflar Bankasi TAO MTN
5.75%, 01/30/23	354,000	364,404
Ulker Biskuvi Sanayi
6.95%, 10/30/25 (a)	850,000	921,944
Yapi ve Kredi Bankasi MTN
5.85%, 06/21/24	681,000	699,387
Zorlu Yenilenebilir Enerji
9.00%, 06/01/26 (a)	1,600,000	1,595,482

		12,098,843

Ukraine — 1.2%
Kernel Holding
6.75%, 10/27/27 (a)	1,200,000	1,300,862
Metinvest BV
7.65%, 10/01/27 (a)	800,000	886,000
8.50%, 04/23/26	1,074,000	1,222,276
MHP Lux
6.95%, 04/03/26	363,000	385,521
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	685,578

		4,480,237

United Arab Emirates — 5.0%
Abu Dhabi National Energy PJSC
3.63%, 01/12/23	638,000	668,305
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	782,468
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	2,110,632
DAE Funding
5.00%, 08/01/24	922,000	946,802

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

United Arab Emirates (continued)
DIB Sukuk
3.63%, 02/06/23	$2,100,000	$2,186,100
DIFC Sukuk
4.33%, 11/12/24	545,000	584,251
DP World Crescent
3.91%, 05/31/23	361,000	379,952
DP World Salaam
6.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750%, (b)(c)	1,022,000	1,122,810
EMG SUKUK
4.56%, 06/18/24	446,000	475,859
Emirates NBD Bank PJSC
3.25%, 11/14/22	1,900,000	1,963,912
Fab Sukuk
3.63%, 03/05/23	1,218,000	1,278,113
First Abu Dhabi Bank PJSC
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.138%, (b)(c)	682,000	727,530
MAF Global Securities
4.75%, 05/07/24	716,000	780,111
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+3.476%, (b)(c)	902,000	927,391
Mashreqbank PSC MTN
4.25%, 02/26/24	990,000	1,060,538
MDGH - GMTN BV MTN
2.50%, 05/21/26	2,000,000	2,102,120
Rakfunding Cayman MTN
4.13%, 04/09/24	400,000	428,912
Shelf Drilling Holdings
8.88%, 11/15/24 (a)	43,000	44,397

		18,570,203

United States — 1.0%
Flex
4.75%, 06/15/25	110,000	122,794
Hyundai Capital America
4.13%, 06/08/23 (a)	1,588,000	1,687,115
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,855,457

		3,665,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GLOBAL BONDS (continued)
	Face Amount	Value

Uzbekistan — 0.2%
Uzauto Motors AJ
4.85%, 05/04/26 (a)	$600,000	$603,168

Zambia — 0.3%
First Quantum Minerals
6.88%, 03/01/26	363,000	380,243
7.25%, 04/01/23	566,000	576,969

		957,212

Total Global Bonds (Cost $271,302,919)		276,150,461

SOVEREIGN DEBT — 12.2%

Argentina — 0.0%
Provincia de Buenos Aires
9.13%, (d)	500,000	222,505

Armenia — 0.1%
Armenia Government International Bond
7.15%, 03/26/25	213,000	241,083

Bahamas — 0.6%
Bahamas Government International Bond
6.95%, 11/20/29	2,042,000	2,151,778

Bahrain — 0.5%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	404,950
Bahrain Government International Bond MTN
4.25%, 01/25/28 (a)	1,650,000	1,650,000

		2,054,950

Bolivia — 0.1%
Bolivian Government International Bond
4.50%, 03/20/28	363,000	326,704

Brazil — 0.7%
Brazilian Government International Bond
2.88%, 06/06/25	2,510,000	2,580,581

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Cameroon — 0.1%
Cameroon Republic Government International Bond
9.50%, 11/19/25	$336,000	$395,136

Colombia — 0.3%
Colombia Government International Bond
2.63%, 03/15/23	1,000,000	1,021,600

Costa Rica — 0.6%
Costa Rica Government International Bond
4.38%, 04/30/25	2,050,000	2,118,675

Dominican Republic — 0.8%
Dominican Republic Government International Bond
5.50%, 01/27/25	1,187,000	1,303,208
6.88%, 01/29/26	1,327,000	1,537,462

		2,840,670

Egypt — 0.9%
Egypt Government International Bond
5.75%, 05/29/24 (a)	1,450,000	1,543,235
5.88%, 06/11/25	681,000	726,232
Egypt Government International Bond MTN
6.20%, 03/01/24	1,088,000	1,166,456

		3,435,923

Ghana — 0.3%
Ghana Government International Bond
7.75%, 04/07/29 (a)	1,000,000	1,021,250

Honduras — 0.0%
Honduras Government International Bond
7.50%, 03/15/24	213,000	227,676

India — 0.5%
Export-Import Bank of India MTN
4.00%, 01/14/23	1,650,000	1,724,085

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/25	250,000	279,147

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Jordan — 0.2%
Jordan Government International Bond
4.95%, 07/07/25 (a)	$700,000	$726,390

Mongolia — 0.5%
Mongolia Government International Bond
3.50%, 07/07/27 (a)	1,000,000	982,954
Mongolia Government International Bond MTN
5.13%, 12/05/22	912,000	948,494

		1,931,448

Nigeria — 0.1%
Nigeria Government International Bond MTN
6.50%, 11/28/27	341,000	361,460

Oman — 0.3%
Oman Government International Bond
5.63%, 01/17/28	895,000	939,857
Oman Sovereign Sukuk
4.40%, 06/01/24	356,000	369,336

		1,309,193

Pakistan — 0.6%
Pakistan Government International Bond MTN
6.00%, 04/08/26 (a)	1,000,000	1,012,500
Third Pakistan International Sukuk
5.63%, 12/05/22	1,400,000	1,437,464

		2,449,964

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	727,000	721,257

Qatar — 0.5%
Qatar Government International Bond
3.40%, 04/16/25 (a)	1,800,000	1,960,110

Saudi Arabia — 0.8%
Saudi Government International Bond MTN
2.90%, 10/22/25 (a)	1,000,000	1,070,010
3.25%, 10/26/26	1,846,000	2,010,826

		3,080,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

SOVEREIGN DEBT (continued)
	Face Amount	Value

South Africa — 0.3%
South Africa Government International Bond
4.85%, 09/27/27	$688,000	$738,740
4.88%, 04/14/26	300,000	325,596

		1,064,336

Sri Lanka — 0.4%
Sri Lanka Government International Bond
6.35%, 06/28/24	1,500,000	1,023,750
6.85%, 11/03/25	496,000	329,840

		1,353,590

Turkey — 2.0%
Turkey Government International Bond
3.25%, 03/23/23	364,000	363,185
4.25%, 04/14/26	665,000	638,466
5.60%, 11/14/24	2,295,000	2,357,020
5.75%, 03/22/24	2,276,000	2,359,465
6.38%, 10/14/25	855,000	894,723
Turkiye Ihracat Kredi Bankasi
4.25%, 09/18/22	727,000	736,088

		7,348,947

Ukraine — 0.2%
Ukraine Government International Bond
7.75%, 09/01/24	665,000	725,399

United Arab Emirates — 0.5%
Abu Dhabi Government International Bond MTN
0.75%, 09/02/23 (a)	700,000	704,200
Sharjah Sukuk Program MTN
3.85%, 04/03/26	990,000	1,064,398

		1,768,598

Total Sovereign Debt (Cost $43,779,380)		45,443,291

U.S. TREASURY OBLIGATIONS — 6.0%

U.S. Treasury Bills
0.01%, 9/16/2021 (e)	12,500,000	12,498,864
0.05%, 12/16/2021 (e)	10,000,000	9,997,596

Total U.S. Treasury Obligations (Cost $22,497,753)		22,496,460

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK — 4.4%
	Shares	Value

Argentina — 0.2%
Despegar.com *	16,532	$218,388
MercadoLibre *	235	366,080

		584,468

Brazil — 0.3%
Arcos Dorados Holdings, Cl A	21,206	126,600
StoneCo, Cl A *	12,534	840,530

		967,130

Canada — 0.1%
Air Canada, Cl A *	15,380	316,384

China — 0.8%
21Vianet Group ADR *	40,508	929,659
Bilibili ADR *	2,974	362,352
HUYA ADR *	21,063	371,762
iQIYI ADR *	23,731	369,729
JD.com ADR *	11,992	957,081

		2,990,583

Germany — 0.2%
Delivery Hero *(a)	5,649	746,189

India — 0.1%
MakeMyTrip *	14,553	437,318

Mexico — 0.2%
Alsea *	63,615	113,929
Controladora Vuela Cia de Aviacion ADR *	27,722	532,539

		646,468

Sweden — 0.2%
Evolution (a)	4,826	762,632

Taiwan — 0.3%
Sea ADR *	3,888	1,067,645

United Kingdom — 0.2%
Farfetch, Cl A *	18,511	932,214

United States — 1.8%
Communication Services — 0.3%
ROBLOX, Cl A *	7,085	637,508
ViacomCBS, Cl B	8,235	372,222

		1,009,730

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Value

Consumer Discretionary — 0.7%
Caesars Entertainment *	8,523	$884,261
Ford Motor *	36,651	544,634
Peloton Interactive, Cl A *	4,788	593,808
Tesla *	813	552,596

		2,575,299

Energy — 0.0%
Exxon Mobil	1,987	125,340

Financial — 0.2%
Goldman Sachs Group	2,450	929,849

Health Care — 0.3%
Regeneron Pharmaceuticals *	1,757	981,355
Vivos Therapeutics *	10,723	53,079

		1,034,434

Information Technology — 0.3%
Crowdstrike Holdings, Cl A *	1,519	381,740
Enphase Energy *	1,227	225,314
NVIDIA	247	197,625
Palantir Technologies, Cl A *	10,699	282,025

		1,086,704

		6,761,356

Total Common Stock
(Cost $15,436,467)		16,212,387

RIGHTS — 0.0%
	Number of Rights
Brazil — 0.0%
CVC Brasil, Strike Price $19, Expires 8/2/21 *	25,435	43,621

Total Rights
(Cost $–)		43,621

Total Investments - 96.7%		$360,346,220

(Cost $353,016,519)
Other Assets & Liabilities, Net - 5.8%		12,278,002

Net Assets - 100.0%		$372,624,222

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

The open futures contracts held by the Fund at June 30, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index	24	Jul-2021	$435,800	$429,679	$(6,121)
MSCI Emerging Markets	(44)	Sep-2021	(2,961,887)	(3,005,200)	(43,313)
NASDAQ 100 Index E-MINI	7	Sep-2021	2,035,662	2,036,860	1,198
Nikkei 225 Index	(16)	Sep-2021	(2,305,997)	(2,302,800)	3,197
Russell 2000 Index E-MINI	(34)	Sep-2021	(3,917,273)	(3,923,260)	(5,987)

			$(6,713,695)	$(6,764,721)	$(51,026)

The open forward foreign currency contracts held by the Fund at June 30, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	07/02/21	USD	3,632,000	BRL	19,148,862	$217,946
Goldman Sachs	07/02/21	USD	120,000	BRL	592,656	(844)
Goldman Sachs	07/02/21	BRL	7,819,019	USD	1,543,000	(29,041)
Goldman Sachs	07/16/21	MXN	38,123,416	USD	1,908,000	(1,103)
Goldman Sachs	09/15/21	CAD	693,000	USD	572,319	13,286
Goldman Sachs	09/15/21	USD	740,000	HKD	5,744,580	(15)
Goldman Sachs	09/15/21	HKD	5,741,919	USD	740,000	357
JPMorgan Chase	08/03/21	USD	2,209,000	BRL	10,950,013	(15,242)
JPMorgan Chase	09/15/21	SEK	7,059,454	USD	830,000	4,521
Bank of America	07/14/21	CLP	547,139,200	USD	760,000	15,198
Morgan Stanley	09/15/21	TWD	21,364,270	USD	775,000	4,795

						$209,858

The open centrally cleared swap agreements held by the Fund at June 30, 2021, are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
CDX.EM.35	Buy	1.00%	Quarterly	01/06/2026	10,303,000	$269,761	$365,256	$(95,495)
CDX.NA.HY.36	Buy	5.00%	Quarterly	01/06/2026	6,546,000	(665,323)	(609,264)	(56,059)

						$(395,562)	$(244,008)	$(151,554)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
JIBA3M INDEX	4.56%	Quarterly	06/17/2023	ZAR	121,500,000	$17,218	$–	$17,218
JIBA3M INDEX	4.56%	Quarterly	06/17/2023	ZAR	121,500,000	17,218	–	17,218
PLN @ 2.34%	WIBR6M INDEX	Semi-Annaully	06/09/2031	PLN	27,300,000	(75,582)	–	(75,582)
7.53%	JIBA3M INDEX	Quarterly	06/17/2031	ZAR	31,200,000	30,310	–	30,310
7.53%	JIBA3M INDEX	Quarterly	06/17/2031	ZAR	31,200,000	30,310	–	30,310

						$19,474	$–	$19,474

The open OTC swap agreements held by the Fund at June 30, 2021, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	CLP @ 2.5%	CLICP INDEX 6M	Semi-Annaully	06/11/2024	CLP	7,900,000,000	$120,901	$–	$120,901
Morgan Stanley	CLICP INDEX 6M	CLP @ 4.01%	Semi-Annaully	06/11/2031	CLP	2,650,000,000	(58,980)	–	(58,980)

							$61,921	$–	$61,921

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	Amrest Holdings SE	1MLIBOR	AMREST HOLDINGS SE	Annually	02/09/2023	PLN	(330,074)	$(17,918)	$–	$(17,918)
Bank of America	Amrest Holdings SE	1MLIBOR	AMREST HOLDINGS SE	Annually	02/08/2023	PLN	(141,580)	(5,536)	–	(5,536)
JPMorgan Chase	Bovespa Index	USD FED-FUNDS	INDEX RETURN	Annually	08/18/2021	BRL	(203)	68,051	–	68,051
Goldman Sachs	Brasil Operacao	1MLIBOR	BK BRASIL OPERACAO E ASSESSO	Annually	06/07/2023	USD	(66,526)	6,441	–	6,441
Bank of America	Brasil Operador	1MLIBOR	CVCB3 BZ EQUITY	Annually	06/07/2023	USD	(271,157)	13,789	–	13,789
Goldman Sachs	Dino Polska SA	3MLIBOR	DINO POLSKA SA	Annually	02/18/2023	PLN	(1,239,880)	48,670	–	48,670
Goldman Sachs	Dino Polska SA	3MLIBOR	DINO POLSKA SA	Annually	02/05/2023	PLN	(642,972)	8,676	–	8,676
Goldman Sachs	Dino Polska SA	3MLIBOR	DINO POLSKA SA	Annually	01/27/2025	PLN	(862,162)	10,730	–	10,730
Bank of America	Dow Jones STOXX 600 **	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	03/16/2023	EUR	856,395	(135,347)	–	(135,347)
Bank of America	Dow Jones STOXX 600 **	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	05/07/2023	EUR	124,152	(9,134)	–	(9,134)
Bank of America	Dow Jones STOXX 600 **	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	05/05/2023	EUR	242,394	(17,586)	–	(17,586)
Bank of America	Dow Jones STOXX 600 **	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	04/30/2023	EUR	1,034,237	(30,412)	–	(30,412)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	Dow Jones STOXX 600 **	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	03/23/2023	EUR	821,736	$(102,970)	$–	$(102,970)
Bank of America	Dow Jones STOXX 600 **	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	02/18/2023	EUR	230,625	(20,435)	–	(20,435)
Bank of America	Frasers Centrepoint	1MLIBOR	FCT SP EQUITY	Annually	06/10/2023	SGD	(652,956)	2,858	–	2,858
Goldman Sachs	Locaweb Servicos	1MLIBOR	LOCAWEB SERVICOS DE INTERNET	Annually	06/29/2023	USD	(719,985)	(18,327)	–	(18,327)
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	02/19/2023	USD	(238,728)	(4,041)	–	(4,041)
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	02/08/2023	USD	(100,874)	(294)	–	(294)
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	01/26/2023	USD	(94,386)	6,194	–	6,194
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	01/27/2023	USD	(30,820)	2,707	–	2,707
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	06/08/2022	USD	(124,985)	143,228	–	143,228
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	02/05/2023	GBP	(117,193)	15,712	–	15,712
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	01/25/2023	GBP	(45,628)	(315)	–	(315)
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	02/18/2023	GBP	(93,205)	2,716	–	2,716
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	01/27/2023	GBP	(53,667)	2,384	–	2,384
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	01/14/2023	GBP	(12,812)	1,540	–	1,540
Goldman Sachs	Parque Arauco	1MLIBOR	PARAUCO CI EQUITY	Annually	06/10/2023	USD	(53,967)	16,841	–	16,841
Goldman Sachs	Parque Arauco	1MLIBOR	PARAUCO CI EQUITY	Annually	06/11/2023	USD	(109,024)	23,050	–	23,050
Bank of America	TOTVS SA	1MLIBOR	TOTVS SA	Annually	06/30/2023	USD	(721,156)	(5,294)	–	(5,294)
Bank of America	Wizz Air Holdings	1MLIBOR	WIZZ LN EQUITY	Annually	02/18/2023	GBP	(177,198)	(8,485)	–	(8,485)
Bank of America	Wizz Air Holdings	1MLIBOR	WIZZ LN EQUITY	Annually	01/27/2023	GBP	(13,375)	2,228	–	2,228

Bank of America	Wizz Air Holdings	1MLIBOR	WIZZ LN EQUITY	Annually	02/05/2023	GBP	(39,237)	(1,439)	–	(1,439)

								$ (1,718)	$–	$(1,718)

**The following table represents the individual common stock exposure comprising the Bank of America Equity Basket Swaps at June 30, 2021:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
SX8PR Index
274	ams AG	$22,514	$(2,149)	$(2,149)	0.68%
450	Amadeus IT Group SA	129,607	(12,370)	(12,370)	3.92%
47	ASM International NV	63,273	(6,039)	(6,039)	1.91%
354	ASML Holding NV	995,468	(95,014)	(95,014)	30.08%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
29	Alten SA	$15,823	$(1,510)	$(1,510)	0.48%
110	Atos SE	27,366	(2,612)	(2,612)	0.83%
969	Auto Trader Group PLC	34,669	(3,309)	(3,309)	1.05%
673	Avast PLC	18,609	(1,776)	(1,776)	0.56%
125	AVEVA Group PLC	26,114	(2,492)	(2,492)	0.79%
27	Bechtle AG	20,734	(1,979)	(1,979)	0.63%
72	BE Semiconductor Industries NV	25,057	(2,392)	(2,392)	0.76%
169	Capgemini SE	132,611	(12,657)	(12,657)	4.01%
71	Dialog Semiconductor PLC	22,661	(2,163)	(2,163)	0.68%
142	Dassault Systemes SE	141,208	(13,478)	(13,478)	4.27%
85	Scout24 AG	29,312	(2,798)	(2,798)	0.88%
1,981	Hexagon AB	120,140	(11,467)	(11,467)	3.63%
1,306	Infineon Technologies AG	214,202	(20,445)	(20,445)	6.47%
173	Logitech International SA	85,821	(8,191)	(8,191)	2.59%
56	Nemetschek SE	17,503	(1,671)	(1,671)	0.53%
45	Netcompany Group A/S	20,841	(1,989)	(1,989)	0.63%
175	Nordic Semiconductor ASA	18,172	(1,734)	(1,734)	0.55%
445	Prosus NV	177,854	(16,975)	(16,975)	5.37%
23	Reply SpA	15,152	(1,446)	(1,446)	0.46%
1,111	Deliveroo PLC	18,092	(1,727)	(1,727)	0.55%
872	SAP SE	502,530	(47,965)	(47,965)	15.18%
76	Schibsted ASA	14,990	(1,431)	(1,431)	0.45%
134	Softcat PLC	13,450	(1,284)	(1,284)	0.41%
1,121	Sage Group PLC/The	43,315	(4,134)	(4,134)	1.31%
41	SimCorp A/S	20,793	(1,985)	(1,985)	0.63%
533	Sinch AB	36,729	(3,506)	(3,506)	1.11%
23	SOITEC	20,768	(1,982)	(1,982)	0.63%
16	Sopra Steria Group SACA	12,561	(1,199)	(1,199)	0.38%
661	STMicroelectronics NV	98,061	(9,359)	(9,359)	2.96%
67	Temenos AG	43,832	(4,184)	(4,184)	1.32%
180	Just Eat Takeaway.com NV	67,992	(6,490)	(6,490)	2.05%
161	TeamViewer AG	24,755	(2,363)	(2,363)	0.75%
101	United Internet AG	16,960	(1,619)	(1,619)	0.51%

		$3,309,539	$ (315,884)	$ (315,884)	100.00%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2021, these securities amounted to $75,037,314 or 20.1% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Perpetual security with no stated maturity date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Rate shown represents the effective yield to maturity at date of purchase.

ADR — American Depositary Receipt

BRL — Brazilian Real

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

Cl — Class

CLP — Chilean Peso

DAC — Designated Activity Company

EUR — Euro

EURIBOR — European Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

GBP — British Pound

HKD — Hong Kong Dollar

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLP— Limited Liability Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PJSC — Public Joint Stock Company

PLC — Public Liability Company

PLN — Poland Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

TWD — Taiwan Dollar

USD — U.S. Dollar

ULC — Unlimited Liability Company

VAR — Variable Rate

ZAR — South African Rand

The following table summarizes the inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$276,150,461	$–	$276,150,461
Sovereign Debt	–	45,443,291	–	45,443,291
U.S. Treasury Obligations	–	22,496,460	–	22,496,460
Common Stock	16,212,387	–	–	16,212,387
Rights	43,621	–	–	43,621

Total Investments in Securities	$16,256,008	$344,090,212	$–	$360,346,220

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4,395	$–	$–	$4,395
Unrealized Depreciation	(55,421)	–	–	(55,421)
Forwards Contracts*
Unrealized Appreciation	–	256,103	–	256,103
Unrealized Depreciation	–	(46,245)	–	(46,245)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(151,554)	–	(151,554)
Interest Rate Swaps*
Unrealized Appreciation	–	95,056	–	95,056
Unrealized Depreciation	–	(75,582)	–	(75,582)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2021 (UNAUDITED)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	$–	$120,901	$–	$120,901
Unrealized Depreciation	–	(58,980)	–	(58,980)
Total Return Swaps*
Unrealized Appreciation	–	375,815	–	375,815
Unrealized Depreciation	–	(377,533)	–	(377,533)

Total Other Financial Instruments	$(51,026)	$137,981	$–	$86,955

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 –  Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 65.4%
	Shares	Value

China — 0.3%
21Vianet Group ADR *	19,119	$438,781

Hong Kong — 3.0%
Alibaba Group Holding *	113,600	3,218,835
Melco Resorts & Entertainment ADR *	96,289	1,595,509

		4,814,344

Japan — 4.5%
Asahi Group Holdings	64,900	3,032,503
Sony Group	43,400	4,224,951

		7,257,454

United Kingdom — 2.9%
Everarc Holdings *	76,048	950,600
Farfetch, Cl A *	73,432	3,698,035

		4,648,635

United States — 54.7%
Communication Services — 11.1%
Comcast, Cl A	70,122	3,998,356
Facebook, Cl A *	14,047	4,884,283
Snap, Cl A *	9,885	673,564
T-Mobile US *	58,101	8,414,768

		17,970,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Value

Consumer Discretionary — 5.4%
Amazon.com *	971	$3,340,396
Lithia Motors, Cl A	10,295	3,537,774
Marriott Vacations Worldwide *	11,368	1,810,922

		8,689,092

Energy — 2.3%
Canadian Natural Resources	64,562	2,342,309
Targa Resources	32,666	1,452,004

		3,794,313

Financial — 2.3%
Aon, Cl A	15,410	3,679,292

Health Care — 1.0%
Finch Therapeutics Group *	109,573	1,541,692

Industrials — 8.9%
WillScot Mobile Mini Holdings, Cl A *	230,787	6,432,034
XPO Logistics *	57,103	7,988,138

		14,420,172

Information Technology — 17.2%
Dynatrace *	79,747	4,658,820
Elastic *	12,003	1,749,557
Fidelity National Information Services	33,969	4,812,388
Fiserv *	21,778	2,327,850
Micron Technology	51,669	4,390,832
Microsoft	13,806	3,740,045
Nuance Communications *	88,606	4,823,711
Western Digital *	17,105	1,217,363

		27,720,566

Materials — 6.5%
Alcoa *	43,648	1,607,992
Constellium, Cl A *	201,903	3,826,062
Freeport-McMoRan	38,193	1,417,342
Linde	12,600	3,642,660

		10,494,056

		88,310,154

Total Common Stock (Cost $95,402,851)		105,469,368

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

U.S. TREASURY OBLIGATION — 18.0%
	Face Amount	Value

U.S. Treasury Bills 0.01%, 9/16/2021 (a)	$29,000,000	$28,997,364

Total U.S. Treasury Obligation (Cost $28,999,600)		28,997,364

EXCHANGE-TRADED FUND — 3.0%
	Shares
United States — 3.0%
Financial Select Sector SPDR Fund	134,720	4,942,877

Total Exchange-Traded Funds (Cost $4,079,861)		4,942,877

WARRANTS — 0.7%
	Number of Warrants

United Kingdom — 0.0%
Everarc Holdings, Expires 12/01/2022*	76,161	7,616

United States — 0.7%
PureCycle Technologies, Expires 03/20/2026*	93,268	1,123,880

Total Warrants
(Cost $941,135)		1,131,496

Total Investments - 87.1%		$ 140,541,105

(Cost $129,423,447)

	Contracts
Purchased Options (b) — 0.2%
Total Purchased Options (Cost $440,239)		$282,726

Written Options (b) — (0.1)%
Total Written Options (Proceeds $(379,803))		(205,383)

Other Assets & Liabilities, Net - 12.8%		20,735,993

Net Assets - 100.0%		$ 161,354,441

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

The	open option contracts held by the Fund at June 30, 2021, are as follows:

PURCHASED OPTIONS — 0.2%
	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Options
GERMANY — 0.1%
Delivery Hero*	120	$160,941	$120	12/18/21	$116,109
Delivery Hero*	73	150,366	130	12/18/21	44,145

					160,254

Put Options
UNITED STATES — 0.1%
NASDAQ 100 Index*	12	92,354	14,400	07/17/21	82,176
Russell 2000 Index*	24	36,580	2,290	07/17/21	40,296

					122,472

Total Purchased Options					$282,726

WRITTEN OPTIONS — (0.1)%
	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Options
GERMANY — 0.0%
Delivery Hero*	(120)	$(73,038)	$145	12/18/21	$(34,292)
Delivery Hero*	(73)	(71,645)	155	12/18/21	(12,378)

					(46,670)

Put Options
GERMANY — (0.1)%
Delivery Hero*	(120)	(111,195)	94	12/18/21	(76,552)
Delivery Hero*	(73)	(88,451)	94	12/18/21	(46,569)

					(123,121)

UNITED STATES — 0.0%
NASDAQ 100 Index*	(12)	(25,799)	13,975	07/17/21	(25,872)
Russell 2000 Index*	(24)	(9,676)	2,220	07/17/21	(9,720)

					(35,592)

Total Written Options					$(205,383)

^	Represents amortized cost.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

The open futures contracts held by the Fund at June 30, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro STOXX 50	104	Sep-2021	$5,209,512	$5,001,150	$(92,344)
FTSE 100 Index	17	Sep-2021	1,700,564	1,641,539	(28,808)
Nikkei 225 Index	21	Sep-2021	3,044,038	3,022,425	(21,613)
Russell 2000 Index E-MINI	(31)	Sep-2021	(3,601,492)	(3,577,090)	24,402
S&P 500 Index E-MINI	36	Sep-2021	7,583,177	7,719,480	136,303

			$13,935,799	$13,807,504	$17,940

The open forward foreign currency contracts held by the Fund at June 30, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	09/15/21	HKD	24,641,000	USD	3,176,791	$2,672
JPMorgan Chase	09/15/21	EUR	900,000	USD	1,098,323	29,458
JPMorgan Chase	09/15/21	JPY	87,910,000	USD	803,060	11,238
Morgan Stanley	09/15/21	USD	34,109	KRW	38,000,000	(491)
Morgan Stanley	09/15/21	GBP	50,000	USD	70,735	1,558
Morgan Stanley	09/15/21	CNY	27,650,000	USD	4,302,558	51,483
Morgan Stanley	09/15/21	JPY	724,365,000	USD	6,613,744	89,247
Morgan Stanley	09/15/21	KRW	3,459,000,000	USD	3,106,402	46,249

						$231,414

The open OTC swap agreements held by the Fund at June 30, 2021, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/31/2023	EUR	(191,707)	$26,204	$–	$26,204

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	02/01/2023	EUR	(101,045)	36,884	–	36,884

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/01/2023	EUR	(67,537)	10,497	–	10,497

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	01/29/2023	EUR	(107,620)	37,623	–	37,623

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/31/2023	EUR	(248,407)	31,205	–	31,205

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	01/27/2023	EUR	(109,075)	37,554	–	37,554

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(356,323)	(30,892)	–	(30,892)

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(92,985)	(3,752)	–	(3,752)

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(70,919)	34,641	–	34,641

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/02/2023	EUR	(55,270)	4,914	–	4,914

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(57,734)	21,103	–	21,103

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(193,153)	65,383	–	65,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(81,595)	$23,512	$–	$23,512

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	05/27/2023	EUR	(3,188,191)	407,013	–	407,013

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(37,721)	13,493	–	13,493

Bank of America	Altium	1MLIBOR	ALU AU EQUITY	Annually	06/09/2023	AUD	(492,973)	(4,434)	–	(4,434)

Bank of America	Altium	1MLIBOR	ALU AU EQUITY	Annually	06/08/2023	AUD	(1,131,391)	(4,671)	–	(4,671)

Morgan Stanley	BHP Group	88606108	FEDEF-1D	Annually	02/05/2023	USD	2,161,234	(48,760)	–	(48,760)

Morgan Stanley	BHP Group	FEDEF-1D	05545E209	Annually	02/05/2023	USD	(2,134,499)	34,918	–	34,918

Morgan Stanley	Clorox Company	189054109	FEDEF-1D	Annually	01/26/2023	USD	2,001,965	55,245	–	55,245

Bank of America	Cree	1MLIBOR	CREE US EQUITY	Annually	06/21/2023	USD	399,417	(32,600)	–	(32,600)

Morgan Stanley	CSI 500 NTR**	FEDEF-1D	CSIN0905	Annually	11/24/2021	USD	(344,051)	34,393	–	34,393

Morgan Stanley	CSI 500 NTR**	FEDEF-1D	CSIN0905	Annually	05/18/2023	USD	(3,915,553)	99,044	–	99,044

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	03/02/2023	EUR	(64,528)	2,292	–	2,292

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	03/17/2023	EUR	(119,931)	2,051	–	2,051

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	01/28/2023	EUR	(66,099)	(8,603)	–	(8,603)

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	01/08/2023	EUR	(273,659)	(51,026)	–	(51,026)

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	05/06/2023	EUR	(358,186)	(41,162)	–	(41,162)

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	05/27/2023	EUR	(1,041,332)	10,295	–	10,295

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	01/29/2023	EUR	(108,403)	(14,520)	–	(14,520)

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	02/01/2023	EUR	(106,139)	(13,274)	–	(13,274)

JPMorgan Chase	Evolution AB	SEK_STIBOR_BBA	BJXSCH4	Annually	05/27/2023	SEK	(5,943,478)	(72,957)	–	(72,957)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	05/27/2023	GBP	(2,128,200)	(90,280)	–	(90,280)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	04/08/2023	GBP	(67,028)	(13,502)	–	(13,502)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(158,738)	(13,507)	–	(13,507)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(130,171)	(21,989)	–	(21,989)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	03/16/2023	GBP	(102,199)	(31,657)	–	(31,657)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	03/02/2023	GBP	(88,079)	$(10,682)	$–	$(10,682)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	01/07/2023	GBP	(95,448)	(24,303)	–	(24,303)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(14,008)	1,375	–	1,375

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(130,919)	(5,521)	–	(5,521)

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(440,268)	11,912	–	11,912

Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(94,825)	(11,532)	–	(11,532)

Bank of America	General Mills	370334104	1M LIBOR	Annually	05/27/2023	USD	634,563	19,202	–	19,202

JPMorgan Chase	Glencore PLC	GBP_SONIA_BBA	B4T3BW6	Annually	05/27/2023	GBP	(780,616)	20,986	–	20,986

JPMorgan Chase	Glencore PLC	GBP_SONIA_BBA	B4T3BW6	Annually	06/02/2023	GBP	(197,440)	(26,436)	–	(26,436)

JPMorgan Chase	Glencore PLC	GBP_SONIA_BBA	B4T3BW6	Annually	05/10/2023	GBP	(139,255)	(11,172)	–	(11,172)

JPMorgan Chase	Glencore PLC	GBP_SONIA_BBA	B4T3BW6	Annually	05/12/2023	GBP	(71,457)	(7,867)	–	(7,867)

JPMorgan Chase	Glencore PLC	GBP_SONIA_BBA	B4T3BW6	Annually	05/11/2023	GBP	(28,699)	(3,703)	–	(3,703)

Bank of America	Hormel Foods	440452100	1M LIBOR	Annually	05/27/2023	USD	383,532	8,223	–	8,223

Bank of America	Hormel Foods	440452100	1M LIBOR	Annually	01/13/2023	USD	266,117	(23,733)	–	(23,733)

Bank of America	Hormel Foods	440452100	1M LIBOR	Annually	01/29/2023	USD	49,559	51	–	51

Bank of America	Hormel Foods	440452100	1M LIBOR	Annually	05/27/2023	USD	608,822	13,461	–	13,461

Bank of America	Kinnevik AB	BNKF607	1M STIBO	Annually	06/24/2023	SEK	1,507,060	(12,582)	–	(12,582)

Bank of America	Kinnevik AB	BNKF607	1M STIBO	Annually	06/24/2023	SEK	1,887,353	(16,803)	–	(16,803)

Bank of America	Kinnevik AB	BNKF607	1M STIBO	Annually	06/18/2023	SEK	3,442,675	(31,809)	–	(31,809)

Morgan Stanley	MSCI ACWI Index TRS**	3M USD LIBOR -17.5BPS	M1CXADB	Annually	10/05/2021	USD	(1,843,811)	505,479	–	505,479

Morgan Stanley	Nexi SPA	EURIB-1M	BJ1F880	Annually	06/09/2023	EUR	(310,318)	35,455	–	35,455

Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	07/29/2022	USD	25,408	(9,124)	–	(9,124)

Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	07/29/2022	USD	84,989	(37,431)	–	(37,431)

Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	11/04/2022	USD	106,817	(14,519)	–	(14,519)

Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	11/14/2022	USD	131,127	(6,460)	–	(6,460)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	05/27/2023	USD	15,810	$1,320	$–	$1,320

Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	05/27/2023	EUR	(601,364)	21,226	–	21,226

Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	06/06/2022	EUR	(99,206)	91,953	–	91,953

Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	03/19/2023	EUR	(96,484)	347	–	347

Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	11/18/2022	EUR	(46,703)	33,733	–	33,733

Morgan Stanley	Procter & Gamble	742718109	FEDEF-1D	Annually	01/22/2023	USD	565,672	86	–	86

Bank of America	SK Hunix	1M LIBOR	6450267	Annually	04/08/2023	USD	(290,975)	(35,904)	–	(35,904)

Bank of America	SK Hunix	1M LIBOR	6450267	Annually	04/08/2023	USD	(285,513)	(35,268)	–	(35,268)

Bank of America	SK Hunix	1M LIBOR	6450267	Annually	04/09/2023	USD	(145,481)	(18,338)	–	(18,338)

Bank of America	SK Hunix	1M LIBOR	6450267	Annually	04/08/2023	USD	(598,007)	(80,684)	–	(80,684)

Bank of America	SK Hunix	1M LIBOR	6450267	Annually	05/27/2023	USD	(1,928,551)	42,551	–	42,551

Morgan Stanley	Snap-On	833034101	FEDEF-1D	Annually	10/11/2022	USD	403,315	(1,508)	–	(1,508)

Bank of America	Volkswagen AG	5497168	1M EURIBOR	Annually	05/27/2023	EUR	605,669	30,008	–	30,008

Bank of America	Volkswagen AG	5497168	1M EURIBOR	Annually	11/18/2022	EUR	50,654	(22,936)	–	(22,936)

Bank of America	Volkswagen AG	5497168	1M EURIBOR	Annually	03/19/2023	EUR	96,326	11,530	–	11,530

Bank of America	Volkswagen AG	5497168	1M EURIBOR	Annually	06/06/2022	EUR	117,962	(70,988)	–	(70,988)

Morgan Stanley	Williams- Sonoma	969904101	FEDEF-1D	Annually	06/16/2023	USD	315,868	(2,067)	–	(2,067)

Bank of America	Zalando SE	BQV0SV7	1M EURIBOR	Annually	05/27/2023	EUR	(640,034)	110,592	–	110,592

Bank of America	Zalando SE	BQV0SV7	1M EURIBOR	Annually	06/02/2023	EUR	(326,263)	45,854	–	45,854

Bank of America	Zalando SE	BQV0SV7	1M EURIBOR	Annually	05/28/2023	EUR	(317,757)	64,438	–	64,438

Bank of America	Zalando SE	BQV0SV7	1M EURIBOR	Annually	06/10/2023	EUR	(326,073)	31,118	–	31,118

								$1,070,208	$–	$1,070,208

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

** The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at June 30, 2021:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
CSIN0905 Index
571,745,927	Tinci Materials	$(42,403)	$1,328	$1,328	1.00%
227,450,286	Hunan Jiuguijiu	(40,454)	1,267	1,267	0.95%
229,017,610	Ecovacs Robotics Co Ltd-A	(36,347)	1,139	1,139	0.85%
3,714,312,789	Xinjiang Tebian	(33,212)	1,040	1,040	0.78%
2,579,213,965	Baoan Enterprise	(32,790)	1,027	1,027	0.77%
4,783,522,257	Gem Co., Ltd	(31,123)	975	975	0.73%
1,024,435,591	Guoxuan High-Tech Co., Ltd	(31,052)	973	973	0.73%
787,236,968	Silan Microele	(30,869)	967	967	0.73%
803,048,270	Szn Shandong Sinocera Functional Material Co., Ltd	(27,242)	853	853	0.64%
1,601,271,726	Tongkun Group	(26,842)	841	841	0.63%
1,101,666,483	Sunwoda Electron	(24,960)	782	782	0.59%
2,192,003,019	Huatian Tech	(23,475)	735	735	0.55%
521,333,086	Wuhan Linuo Industry	(22,746)	713	713	0.54%
642,844,682	Jingsheng Mec&El	(22,590)	708	708	0.53%
1,611,730,164	Kibing Group	(20,816)	652	652	0.49%
2,143,655,065	Beijing Qianfeng Electronic Co	(20,108)	630	630	0.47%
287,555,039	Capchem Tech	(20,030)	627	627	0.47%
850,154,382	By-Health Bio	(19,463)	610	610	0.46%
1,707,085,843	Winning Health Technology Group Co Ltd	(19,327)	605	605	0.45%
688,018,980	Satellite Petro	(18,763)	588	588	0.44%
1,292,752,717	Kuang-Chi Technologies Co Ltd	(18,720)	586	586	0.44%
701,733,850	Yuyue Medical	(18,619)	583	583	0.44%
1,139,606,460	Ningbo Shanshan	(18,493)	579	579	0.43%
150,574,994	Skshu Paint	(18,441)	578	578	0.43%
387,353,485	Chongqing Sokon	(17,970)	563	563	0.42%
7,170,288,912	Shandong Nanshan Aluminum-A	(17,962)	563	563	0.42%
574,712,395	Jereh Oilfield	(17,876)	560	560	0.42%
645,054,683	Sz Sunlord Elec	(17,402)	545	545	0.41%
195,374,239	Sichuan Pharm	(17,177)	538	538	0.40%
360,000,000	Anhui Kouzi Distillery Co -A	(16,957)	531	531	0.40%
1,284,337,317	Fujian Fufa	(16,864)	528	528	0.40%
3,361,920,000	First Capital Securities Co Ltd	(16,703)	523	523	0.39%
3,037,309,224	Materials Industry Zhongda Gro	(16,633)	521	521	0.39%
1,005,502,707	Huagong Tech	(16,457)	516	516	0.39%
311,010,000	Weihai Guangwei Composites-A	(16,437)	515	515	0.39%
1,184,309,680	Topsec Technologies Group Inc	(16,293)	510	510	0.38%
686,063,095	Szn Hangzhou Great Star Industrial Co.,Ltd	(16,270)	510	510	0.38%
166,722,800	Rockchip Electronics Co Ltd	(16,179)	507	507	0.38%
6,816,316,370	Pacific Sec	(16,079)	504	504	0.38%
205,560,000	Amlogic Shanghai Inc-A	(16,049)	503	503	0.38%
43,118,731	G-Bits Network	(15,902)	498	498	0.37%
1,140,338,290	Kelun Pharm	(15,830)	496	496	0.37%
1,906,400,000	Western Mining	(15,826)	496	496	0.37%
3,313,025,482	Dabeinong Tech	(15,677)	491	491	0.37%
1,876,923,934	Yunnan Aluminium	(15,542)	487	487	0.36%
1,070,796,871	Liaoning Chengda	(15,506)	486	486	0.36%
222,500,000	Raytron Technology Co Ltd-A	(15,456)	484	484	0.36%
570,413,025	Zhongji Innolight Co Ltd	(15,289)	479	479	0.36%
746,866,994	Bj Venustech	(15,077)	472	472	0.35%
716,186,489	Fenghua	(15,060)	472	472	0.35%
545,088,114,534	Other	(3,216,246)	100,752	100,752	75.51%

		$(4,259,604)	$133,436	$133,436	100.00%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
M1CXADB Index
16,788,096,000	Apple Inc	$(63,770)	$17,483	$17,483	3.46%
7,165,104,979	Microsoft Corporation	(53,834)	14,758	14,758	2.92%
428,030,032	Amazon.Com Inc	(40,839)	11,196	11,196	2.21%
2,405,448,410	Facebook Inc	(23,197)	6,360	6,360	1.26%
294,800,825	Alphabet Inc Class C	(20,492)	5,618	5,618	1.11%
300,737,081	Alphabet Inc Class A	(20,367)	5,583	5,583	1.10%
24,633,861,435	Taiwan Semiconductor Manufacturing Co	(14,573)	3,995	3,995	0.79%
767,882,803	Tesla Inc	(14,476)	3,968	3,968	0.79%
619,000,000	Nvidia Corp	(13,736)	3,766	3,766	0.75%
3,051,506,436	Jpmorgan Chase & Co	(13,164)	3,609	3,609	0.71%
2,628,679,824	Johnson&Johnson	(12,010)	3,293	3,293	0.65%
5,756,714,599	Tencent Holdings Ltd.	(12,009)	3,292	3,292	0.65%
15,151,564,960	Alibaba Group Holding Ltd. - Sw	(11,907)	3,264	3,264	0.65%
1,696,113,603	Visa Inc-Class A Shares	(10,999)	3,015	3,015	0.60%
1,370,951,744	Berkshire Cl B	(10,567)	2,897	2,897	0.57%
948,820,710	Unitedhealth Grp	(10,538)	2,889	2,889	0.57%
2,881,000,000	Nestle Ag	(9,949)	2,727	2,727	0.54%
1,076,600,781	Home Depot	(9,522)	2,610	2,610	0.52%
4,775,826,040	Samsung Electronics Co Ltd	(9,464)	2,594	2,594	0.51%
2,462,476,044	Procter & Gamble	(9,215)	2,526	2,526	0.50%
1,112,616,972	Paypal Holdings Inc	(8,995)	2,466	2,466	0.49%
886,632,223	Mastercard Incorporated	(8,978)	2,461	2,461	0.49%
7,769,867,276	Bank Of America	(8,885)	2,436	2,436	0.48%
1,815,263,899	Walt Disney Co	(8,849)	2,426	2,426	0.48%
419,497,488	Asml Holding Nv	(7,988)	2,190	2,190	0.43%
478,700,000	Adobe Inc	(7,775)	2,132	2,132	0.42%
4,233,483,160	Exxon Mobil Corp	(7,406)	2,030	2,030	0.40%
702,562,700	Roche Gs	(7,339)	2,012	2,012	0.40%
4,571,211,797	Comcast Corp Class A	(7,229)	1,982	1,982	0.39%
442,895,261	Netflix Inc	(6,488)	1,779	1,779	0.35%
4,138,148,588	Verizon Communications	(6,431)	1,763	1,763	0.35%
4,063,000,000	Intel Corp	(6,326)	1,734	1,734	0.34%
917,734,496	Salesforce Com	(6,217)	1,705	1,705	0.34%
4,221,785,547	Cisco Systems Inc	(6,206)	1,701	1,701	0.34%
4,093,846,092	Coca Cola Co	(6,144)	1,684	1,684	0.33%
1,556,107,259	Walmart Inc	(6,086)	1,669	1,669	0.33%
5,577,629,491	Pfizer Inc	(6,058)	1,661	1,661	0.33%
277,616,536	Mh Moet Hennessy Louis Vuitt	(6,033)	1,654	1,654	0.33%
1,771,529,358	Abbott Labs	(5,696)	1,562	1,562	0.31%
7,131,763,496	At & T Inc	(5,693)	1,561	1,561	0.31%
1,379,608,641	Pepsico Inc	(5,669)	1,554	1,554	0.31%
2,220,354,828	Novartis Ag	(5,611)	1,538	1,538	0.30%
1,926,376,764	Chevron Corp	(5,596)	1,534	1,534	0.30%
1,765,881,690	Abbvie Inc	(5,517)	1,512	1,512	0.30%
393,793,362	Thermo Fisher Scientific Inc.	(5,510)	1,510	1,510	0.30%
2,530,315,668	Merck & Co	(5,458)	1,496	1,496	0.30%
1,271,478,759	Nike Inc Cl B	(5,448)	1,494	1,494	0.30%
408,226,347	Broadcom Inc	(5,399)	1,480	1,480	0.29%
4,134,106,677	Wells Fargo & Co	(5,193)	1,424	1,424	0.28%
814,661,839	Eli Lilly & Co	(5,186)	1,422	1,422	0.28%
6,905,210,395,518	Other	(1,263,774)	346,464	346,464	68.54%

		$(1,843,811)	$505,479	$505,479	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.
(b)	Refer to the table below for details on options contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

AUD — Australian Dollar

ADR — American Depositary Receipt

BBA — British Banker’s Association

Cl — Class

CNY — Chinese Yuan

EUR — Euro

EURIBOR — European Interbank Offered Rate

FEDEF — Federal Funds Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LTD — Limited

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

S&P — Standard and Poor’s

SEK — Swedish Krona

SONIA — Sterling Overnight Interbank Average Rate

SPDR — Standard and Poor’s Depositary Receipt

STIBOR — Stockholm Interbank Offered Rate

USD — United States Dollar

The following table summarizes the inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$105,469,368	$–	$–	$105,469,368
U.S. Treasury Obligation	–	28,997,364	–	28,997,364
Exchange-Traded Fund	4,942,877	–	–	4,942,877
Warrants	–	1,131,496	–	1,131,496

Total Investments in Securities	$110,412,245	$30,128,860	$–	$140,541,105

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$282,726	$–	$–	$282,726
Written Options	(205,383)	–	–	(205,383)
Futures Contracts*
Unrealized Appreciation	160,705	–	–	160,705
Unrealized Depreciation	(142,765)	–	–	(142,765)
Forwards Contracts*
Unrealized Appreciation	–	231,905	–	231,905
Unrealized Depreciation	–	(491)	–	(491)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,089,164	–	2,089,164
Unrealized Depreciation	–	(1,018,956)	–	(1,018,956)

Total Other Financial Instruments	$95,283	$1,301,622	$–	$1,396,905

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are $0.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK † — 93.4%
	Shares	Value

Canada — 7.1%
Lightspeed POS *	473,907	$39,664,288

Israel — 7.9%
Kornit Digital *	355,837	44,241,214

United States — 78.4%
Communication Services — 2.2%
New York Times, Cl A	280,246	12,204,714

Consumer Discretionary — 33.9%
Boot Barn Holdings *	433,973	36,475,431
Lindblad Expeditions Holdings *	1,214,814	19,449,172
Malibu Boats, Cl A *	203,864	14,949,347
Mister Car Wash *	315,127	6,784,685
OneSpaWorld Holdings *	1,108,506	10,741,423
Revolve Group, Cl A *	501,710	34,567,819
RH *	38,123	25,885,517
Skyline Champion *	307,730	16,402,009
Vail Resorts	79,256	25,086,109

		190,341,512

Industrials — 26.8%
AAR	592,057	22,942,209
Astec Industries	474,416	29,859,743
Atkore *	396,880	28,178,480
AZEK, Cl A *	609,237	25,868,203
Driven Brands Holdings *	962,485	29,760,036

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Value

Industrials (continued)
EnPro Industries	141,555	$13,752,068

		150,360,739

Information Technology — 10.6%
DoubleVerify Holdings *	159,836	6,767,456
Olo, Cl A *	432,124	16,157,116
Sprout Social, Cl A *	407,656	36,452,600

		59,377,172

Materials — 4.9%
Ashland Global Holdings	116,574	10,200,225
Ingevity *	213,659	17,383,296

		27,583,521

		439,867,658

Total Common Stock
(Cost $357,471,864)		523,773,160

U.S. TREASURY OBLIGATION — 4.9%
	Face Amount
U.S. Treasury Bills 0.02%, 9/16/2021 (a)	$27,500,000	27,497,500

Total U.S. Treasury Obligation
(Cost $27,498,690)		27,497,500

Total Investments — 98.3%		$ 551,270,660

(Cost $384,970,554)

	Contracts
Purchased Option (b) — 0.4%
Total Purchased Option - 0.4% (Cost $424,000)		$ 2,330,000

Written Options (b) — (0.3)%
Total Written Options - (0.3)% (Proceeds $(411,998))		(1,499,000)

Other Assets & Liabilities, Net - 1.6%		8,805,341

Net Assets - 100.0%		$ 560,907,001

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

The open option contracts held by the Fund at June 30, 2021, are as follows:

PURCHASED OPTION — 0.4%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option

UNITED STATES — 0.4%
Sprout Social*	1,000	$424,000	$65	07/17/21	$2,330,000

Total Purchased Option					$2,330,000

WRITTEN OPTIONS — (0.3)%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option

UNITED STATES — (0.3)%
Sprout Social*	(1,000)	$(120,999)	$80	07/17/21	$(1,224,000)

Put Option

UNITED STATES — 0.0%
Sprout Social*	(1,000)	(290,998)	40	07/17/21	(275,000)

Total Written Options					$(1,499,000)

The open futures contracts held by the Fund at June 30, 2021, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	194	Sep-2021	$22,277,738	$22,385,660	$107,922

The open forward foreign currency contracts held by the Fund at June 30, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
JPMorgan Chase	09/15/21	CAD	5,000,000	USD	4,107,342	$73,913
JPMorgan Chase	09/15/21	CAD	5,000,000	USD	4,021,984	(11,445)
Morgan Stanley	09/15/21	CAD	37,386,000	USD	30,909,271	750,516

						$812,984

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

The open OTC swap agreements held by the Fund at June 30, 2021, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	01/25/2023	USD	381,819	$10,931	$–	$10,931

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/01/2023	USD	1,374,864	41,994	–	41,994

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/04/2023	USD	780,692	(27,245)	–	(27,245)

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/05/2023	USD	1,004,247	(140,471)	–	(140,471)

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/10/2023	USD	961,791	(162,823)	–	(162,823)

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/19/2023	USD	806,761	(134,868)	–	(134,868)

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	04/12/2023	USD	1,011,675	(126,944)	–	(126,944)

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	05/14/2023	USD	1,590,532	(445,587)	–	(445,587)

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	05/06/2023	USD	1,024,745	(187,566)	–	(187,566)

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	05/14/2023	USD	844,850	38,625	–	38,625

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	05/10/2023	USD	989,684	26,740	–	26,740

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	05/10/2023	USD	595,112	26,600	–	26,600

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	04/15/2023	USD	195,969	13,349	–	13,349

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	04/13/2023	USD	397,646	30,356	–	30,356

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	04/14/2023	USD	42,480	4,320	–	4,320

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	04/12/2023	USD	983,593	39,825	–	39,825

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	04/14/2023	USD	149,515	15,955	–	15,955

Morgan Stanley	Sprouts Farmers Market	SPROUTS FARMERS MARKET INC	1MLIBOR	Annually	06/08/2023	USD	1,290,756	134,794	–	134,794

Morgan Stanley	Yeti Holdings	1MLIBOR	YETI HOLDINGS INC	Annually	05/14/2023	USD	(4,646,214)	417,546	–	417,546

Morgan Stanley	Yeti Holdings	1MLIBOR	YETI HOLDINGS INC	Annually	04/12/2023	USD	(2,035,052)	362,687	–	362,687

Morgan Stanley	Yeti Holdings	1MLIBOR	YETI HOLDINGS INC	Annually	03/12/2023	USD	(13,908,979)	4,393,158	–	4,393,158

								$4,331,376	$–	$4,331,376

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.
(b)	Refer to the table below for details on options contracts.

CAD — Canadian Dollar

Cl — Class

LIBOR — London Interbank Offered Rate

OTC — Over The Counter

USD — United States Dollar

The following table summarizes the inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$523,773,160	$–	$–	$523,773,160
U.S. Treasury Obligation	–	27,497,500	–	27,497,500

Total Investments in Securities	$523,773,160	$27,497,500	$–	$551,270,660

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$2,330,000	$–	$–	$2,330,000
Written Options	(1,499,000)	–	–	(1,499,000)
Futures Contracts*
Unrealized Appreciation	107,922	–	–	107,922
Forwards Contracts*
Unrealized Appreciation	–	824,429	–	824,429
Unrealized Depreciation	–	(11,445)	–	(11,445)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	5,556,880	–	5,556,880
Unrealized Depreciation	–	(1,225,504)	–	(1,225,504)

Total Other Financial Instruments	$938,922	$5,144,360	$–	$6,083,282

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are $0.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 47.6%
	Shares	Value

Belgium — 1.9%
Anheuser-Busch InBev	86,660	$6,248,645

China — 7.2%
Alibaba Group Holding ADR *	24,624	5,584,231
Budweiser Brewing APAC	1,088,900	3,435,989
China Construction Bank, Cl H	2,006,000	1,578,592
Industrial & Commercial Bank of China, Cl H	12,595,000	7,397,086
Tencent Holdings	28,700	2,158,701
Tencent Holdings ADR	48,780	3,673,134

		23,827,733

Germany — 13.5%
Brenntag	92,637	8,613,972
Deutsche Boerse	27,824	4,856,456
Fresenius & KGaA	184,885	9,644,887
HeidelbergCement	41,327	3,544,905
Infineon Technologies	54,051	2,167,552
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	25,097	6,872,772
Puma	36,423	4,342,601
Siemens	31,386	4,972,784

		45,015,929

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Value

India — 3.5%
HDFC Bank ADR *	63,643	$4,653,576
ICICI Bank ADR	405,634	6,936,342

		11,589,918

Ireland — 0.2%
CRH ADR	15,137	769,565

Italy — 2.8%
Intesa Sanpaolo	584,457	1,614,386
Stellantis	386,173	7,580,136

		9,194,522

Japan — 2.8%
FANUC	18,300	4,413,777
Nintendo	8,300	4,827,814

		9,241,591

Netherlands — 0.5%
Adyen *	380	928,428
ASM International	2,835	931,162

		1,859,590

Sweden — 0.2%
AAK	35,381	792,942

Switzerland — 7.3%
ABB	74,859	2,539,664
Alcon	80,152	5,611,723
Holcim	121,644	7,296,668
Roche Holding	6,337	2,387,205
SGS	2,042	6,298,695

		24,133,955

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing ADR	38,075	4,575,092

United Kingdom — 4.0%
AstraZeneca ADR	19,277	1,154,692
Coca-Cola Europacific Partners	72,216	4,283,853
Linde	24,114	6,958,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Value

United Kingdom (continued)
Unilever ADR	14,005	$ 819,292

		13,215,971

United States — 2.3%
Health Care — 2.3%
Medtronic	62,311	7,734,664

Total Common Stock (Cost $137,081,534)		158,200,117

U.S. TREASURY OBLIGATIONS — 37.6%
	Face Amount
U.S. Treasury Bills 0.02%, 8/12/2021 (a)	$35,000,000	34,997,856
0.03%, 11/26/2021 (a)	20,000,000	19,995,642
0.03%, 9/30/2021 (a)	40,000,000	39,994,945
0.04%, 7/8/2021 (a)	30,000,000	29,999,787

Total U.S. Treasury Obligations (Cost $124,993,582)		124,988,230

EXCHANGE-TRADED FUNDS — 1.9%
	Shares
United States — 1.9%
iShares MSCI Emerging Markets	55,152	3,041,633
iShares MSCI Japan	44,938	3,035,112

		6,076,745

Total Exchange-Traded Funds (Cost $6,381,837)		6,076,745

Total Investments — 87.1% (Cost $268,456,953)		$ 289,265,092

Other Assets & Liabilities, Net - 12.9%		42,954,439

Net Assets - 100.0%		$ 332,219,531

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

The open futures contracts held by the Fund at June 30, 2021, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	88	Sep-2021	$10,449,811	$10,134,080	$(315,731)
MSCI Emerging Markets	98	Sep-2021	6,672,619	6,693,400	20,781
S&P TSX 60 Index	3	Sep-2021	589,534	582,285	(686)

			$17,711,964	$17,409,765	$(295,636)

The open OTC swap agreements held by the Fund at June 30, 2021, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase	Accor SA	1MLIBOR	AC FP EQUITY	Annually	02/08/2023	EUR	(1,268,546)	$(15,630)	$–	$(15,630)
Goldman Sachs	Air Liquide SA	1MLIBOR	AI FP EQUITY	Annually	12/19/2022	EUR	(613,130)	76,061	–	76,061
Goldman Sachs	Air Liquide SA	1MLIBOR	AI FP EQUITY	Annually	12/19/2022	EUR	(1,232,918)	145,270	–	145,270
Goldman Sachs	Air Liquide SA	1MLIBOR	AI FP EQUITY	Annually	12/19/2022	EUR	(370,217)	38,724	–	38,724
Credit Suisse	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(213,259)	189,376	–	189,376
Goldman Sachs	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(444,164)	336,285	–	336,285
Credit Suisse	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(150,304)	190,975	–	190,975
Goldman Sachs	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(556,891)	424,286	–	424,286
Credit Suisse	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(2,159)	1,892	–	1,892
Morgan Stanley	Astrazeneca PLC	1MLIBOR	AZN LN EQUITY	Annually	10/05/2022	GBP	(3,922,558)	188,365	–	188,365
UBS	BNP Paribas	1MLIBOR	BNP FP EQUIT	Annually	11/11/2022	EUR	(721,269)	264,697	–	264,697
Goldman Sachs	BNP Paribas	1MLIBOR	BNP FP EQUIT	Annually	11/11/2022	EUR	(1,067,050)	491,262	–	491,262
JPMorgan Chase	Bureau Veritas SA	1MLIBOR	BVI FP EQUITY	Annually	01/04/2023	EUR	(3,958,916)	1,315,001	–	1,315,001
Morgan Stanley	CLH PLC	1MLIBOR	CRH ID EQUITY	Annually	10/05/2022	EUR	(4,297,117)	1,712,064	–	1,712,064
Bank of America	Compagnie de Saint-Gobain	1MLIBOR	SGO FP EQUIT	Annually	01/27/2023	EUR	(1,270,820)	501,152	–	501,152
Bank of America	Compagnie de Saint-Gobain	1MLIBOR	SGO FP EQUIT	Annually	01/28/2023	EUR	(1,273,514)	554,868	–	554,868
Bank of America	Compagnie de Saint-Gobain	1MLIBOR	SGO FP EQUIT	Annually	05/03/2023	EUR	(1,330,543)	77,558	–	77,558
Bank of America	Compagnie de Saint-Gobain	1MLIBOR	SGO FP EQUIT	Annually	06/10/2023	EUR	(683,876)	(24,574)	–	(24,574)
Morgan Stanley	Credit Agricole SA	1MLIBOR	ACA FP EQUIT	Annually	02/12/2023	EUR	(1,189,877)	177,310	–	177,310
JPMorgan Chase	Danone	1MLIBOR	BN FP EQUITY	Annually	12/30/2022	EUR	(2,426,709)	308,160	–	308,160
Bank of America	Lloyd’s Banking Group	1MLIBOR	LLOY LN EQUI	Annually	04/01/2023	GBP	1,527,047	133,101	–	133,101
Goldman Sachs	MSCI ACWI Index**	1MLIBOR	M1WDU INDEX	Annually	11/16/2021	USD	(68,739,678)	9,806,775	–	9,806,775

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(3,139,868)	$ 1,468,696	$–	$1,468,696
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(617,258)	136,882	–	136,882
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(618,881)	136,723	–	136,723
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(619,967)	123,293	–	123,293
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(123,289)	26,465	–	26,465
Goldman Sachs	STMicroElectronics	1MLIBOR	STM FP EQUITY	Annually	10/05/2022	EUR	(962,107)	117,946	–	117,946
Goldman Sachs	STMicroElectronics	1MLIBOR	STM FP EQUITY	Annually	10/05/2022	EUR	(239,919)	70	–	70
Morgan Stanley	Taiwan Semiconductor	1MLIBOR	2330 TT EQUI	Annually	12/19/2022	USD	(705,482)	132,011	–	132,011
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	02/12/2023	GBP	(224,369)	27,710	–	27,710
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	10/05/2022	GBP	(2,845,776)	(474,561)	–	(474,561)
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	10/05/2022	GBP	(541,581)	(11,984)	–	(11,984)
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	10/05/2022	GBP	(674,128)	(41,238)	–	(41,238)
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	10/05/2022	GBP	(552,699)	(37,534)	–	(37,534)
Morgan Stanley	Veolia Environment	1MLIBOR	VIE FP EQUIT	Annually	10/05/2022	EUR	(1,183,510)	379,236	–	379,236
Bank of America	Vinci SA	1MLIBOR	FR0000125486	Annually	02/08/2023	EUR	(1,299,652)	75,503	–	75,503

Bank of America	Vinci SA	1MLIBOR	DG FP EQUITY	Annually	06/10/2023	EUR	(693,864)	(39,264)	–	(39,264)

								$ 18,912,932	$–	$ 18,912,932

**The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at June 30, 2021:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
M1WDU Index
24,634	TSMC	$(1,317,212)	$187,921	$187,921	1.92%
5,757	Tencent Holdings Ltd	(1,084,399)	154,706	154,706	1.58%
15,152	Alibaba Group Holding Ltd	(1,075,181)	153,391	153,391	1.56%
2,881	Nestle SA	(898,496)	128,184	128,184	1.31%
4,776	Samsung Electronics Co Ltd	(853,697)	121,793	121,793	1.24%
419	ASML Holding NV	(721,457)	102,927	102,927	1.05%
703	Roche Holding AG	(662,819)	94,561	94,561	0.96%
278	LVMH Moet Hennessy Louis Vuitton SE	(544,938)	77,744	77,744	0.79%
2,220	Novartis AG	(506,754)	72,296	72,296	0.74%
2,121	Toyota Motor Corp	(464,404)	66,254	66,254	0.68%
112	Shopify Inc	(411,210)	58,665	58,665	0.60%
1,313	AstraZeneca PLC	(394,035)	56,215	56,215	0.57%
2,629	Unilever PLC	(384,524)	54,858	54,858	0.56%
12,095	AIA Group Ltd	(376,472)	53,710	53,710	0.55%
3,607	Meituan	(372,763)	53,180	53,180	0.54%
1,044	SAP SE	(368,351)	52,551	52,551	0.54%
1,722	Novo Nordisk A/S	(361,115)	51,519	51,519	0.53%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
1,424	Royal Bank of Canada	$(361,085)	$51,514	$51,514	0.53%
1,774	Commonwealth Bank of Australia	(332,752)	47,472	47,472	0.48%
1,816	Toronto-Dominion Bank/The	(318,497)	45,439	45,439	0.46%
1,261	Sony Group Corp	(307,545)	43,876	43,876	0.45%
765	Siemens AG	(303,414)	43,287	43,287	0.44%
1,133	Sanofi	(297,178)	42,397	42,397	0.43%
20,369	HSBC Holdings PLC	(293,842)	41,921	41,921	0.43%
2,498	TotalEnergies SE	(282,948)	40,367	40,367	0.41%
252	L’Oreal SA	(281,028)	40,093	40,093	0.41%
2,340	Diageo PLC	(279,940)	39,938	39,938	0.41%
2,946	BHP Group Ltd	(268,712)	38,336	38,336	0.39%
412	Allianz SE	(257,364)	36,717	36,717	0.37%
5,031	GlaxoSmithKline PLC	(246,866)	35,219	35,219	0.36%
195	Keyence Corp	(246,005)	35,096	35,096	0.36%
455	CSL Ltd	(243,706)	34,768	34,768	0.35%
1,122	Rio Tinto PLC	(230,807)	32,928	32,928	0.34%
436	Naspers Ltd	(228,471)	32,595	32,595	0.33%
3,963	Vale SA	(224,607)	32,044	32,044	0.33%
20,347	BP PLC	(221,573)	31,611	31,611	0.32%
1,254	SoftBank Group Corp	(219,839)	31,363	31,363	0.32%
539	Schneider Electric SE	(212,162)	30,268	30,268	0.31%
2,180	British American Tobacco PLC	(210,970)	30,098	30,098	0.31%
474	Air Liquide SA	(207,612)	29,619	29,619	0.30%
4,101	Royal Dutch Shell PLC	(205,127)	29,265	29,265	0.30%
2,025	Enbridge Inc	(202,953)	28,954	28,954	0.29%
2,853	Reliance Industries Ltd	(202,852)	28,940	28,940	0.29%
1,212	Bank of Nova Scotia/The	(197,332)	28,152	28,152	0.29%
856	Daimler AG	(191,296)	27,291	27,291	0.28%
96,167	China Construction Bank Corp	(189,526)	27,039	27,039	0.28%
588	Airbus SE	(189,301)	27,007	27,007	0.28%
8,133	Enel SpA	(189,079)	26,975	26,975	0.27%
710	Canadian National Railway Co	(187,558)	26,758	26,758	0.27%
3,408	Infosys Ltd	(181,495)	25,893	25,893	0.26%
6,472,918	Other	(49,928,409)	7,123,060	7,123,060	72.63%

		$(68,739,678)	$ 9,806,775	$ 9,806,775	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.

ACWI — All Country World Index

ADR — American Depositary Receipt

APAC — Asia-Pacific

Cl — Class

EAFE — Europe, Australasia, and the Middle East

EUR — Euro

GBP — British Pound Sterling

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
JUNE 30, 2021 (UNAUDITED)

The following table summarizes the inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$158,200,117	$–	$–	$158,200,117
U.S. Treasury Obligations	–	124,988,230	–	124,988,230
Exchange Traded Funds	6,076,745	–	–	6,076,745

Total Investments in Securities	$164,276,862	$124,988,230	$–	$289,265,092

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$20,781	$–	$–	$20,781
Unrealized Depreciation	(316,417)	–	–	(316,417)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	19,557,717	–	19,557,717
Unrealized Depreciation	–	(644,785)	–	(644,785)

Total Other Financial Instruments	$(295,636)	$18,912,932	$–	$18,617,296

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	New World Opportunities Fund	Endeavour Equity Fund
Assets:
Investments, at Value (Cost $353,016,519 and $129,423,447)	$360,346,220	$140,541,105
Foreign Currency, at Value (Cost $432,026 and $776,157)	434,376	772,734
Swap Contracts, at Value (Cost $– and $–)	496,716	2,089,164
Options Purchased, at Value (Cost $– and $440,239)	–	282,726
Receivable for Investment Securities Sold	11,693,737	7,437,650
Cash Equivalents	9,225,158	16,389,639
Interest and Dividend Receivable	4,160,728	188,777
Cash Pledged as Collateral for Options Contracts	1,563,117	18,304
Cash Pledged as Collateral for Forward Foreign Currency Contracts	1,187,582	–
Cash Pledged as Collateral for Futures Contracts	549,002	829,404
Cash Pledged as Collateral for Swap Contracts	446,202	–
Unrealized Appreciation on Forward Foreign Currency Contracts	256,103	231,905
Variation Margin Receivable	137,881	–
Unrealized Appreciation on Spot Currency Contracts	13,457	–
Receivable for Capital Shares Sold	–	574
Tax Reclaim Receivable	–	1,232
Prepaid Expenses	25,599	13,648

Total Assets	390,535,878	168,796,862

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	436,513	1,018,956
Options Written, at Value (Proceeds $– and $379,803)	–	205,383
Payable for Investment Securities Purchased	16,802,587	2,728,743
Due to Broker	428,409	3,438,442
Due to Adviser	152,878	31,016
Unrealized Depreciation on Forward Foreign Currency Contracts	46,245	491
Due to Administrator	12,382	8,219
Chief Compliance Officer Fees Payable	1,196	–
Trustees Fees Payable	–	8
Other Accrued Expenses	31,446	11,163

Total Liabilities	17,911,656	7,442,421

Net Assets	$372,624,222	$161,354,441

Net Assets Consist of:
Paid-in Capital	$361,593,656	$142,317,846
Total Distributable Earnings	11,030,566	19,036,595

Net Assets	$372,624,222	$161,354,441

Institutional Shares:
Net Assets	$372,393,579	$160,474,847
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	36,160,222	10,904,557

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$10.30	$14.72

Class X Shares:
Net Assets	$230,643	$879,594
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	22,391	59,986

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$10.30	$14.66

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Discover Equity Fund	International Equity Fund
Assets:
Investments, at Value (Cost $384,970,554 and $268,456,953)	$551,270,660	$289,265,092
Foreign Currency, at Value (Cost $46,268 and $388,782)	76,046	419,915
Swap Contracts, at Value (Cost $– and $–)	5,556,880	19,557,717
Options Purchased, at Value (Cost $424,000 and $–)	2,330,000	–
Cash Pledged as Collateral for Swap Contracts	24,155,451	–
Cash Equivalents	8,270,679	31,739,175
Receivable for Investment Securities Sold	4,249,497	283,576
Unrealized Appreciation on Forward Foreign Currency Contracts	824,429	–
Receivable for Capital Shares Sold	20,090	700
Deferred Offering Costs	–	22,785
Interest and Dividend Receivable	–	512,206
Cash Pledged as Collateral for Futures Contracts	–	543,731
Tax Reclaim Receivable	–	199,398
Prepaid Expenses	22,842	11,036

Total Assets	596,776,574	342,555,331

Liabilities:
Swap Contracts, at Value (Premiums $– and $–)	1,225,504	644,785
Options Written, at Value (Proceeds $411,998 and $–)	1,499,000	–
Due to Broker	21,210,104	8,810,110
Payable for Investment Securities Purchased	6,642,574	283,796
Due to Adviser	5,243,307	523,843
Due to Administrator	18,002	11,105
Unrealized Depreciation on Forward Foreign Currency Contracts	11,445	–
Chief Compliance Officer Fees Payable	1,257	926
Other Accrued Expenses	18,380	61,235

Total Liabilities	35,869,573	10,335,800

Net Assets	$560,907,001	$332,219,531

Net Assets Consist of:
Paid-in Capital	$331,504,933	$272,047,669
Total Distributable Earnings	229,402,068	60,171,862

Net Assets	$560,907,001	$332,219,531

Institutional Shares:
Net Assets	$554,788,736	$331,757,279
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	28,321,523	26,835,254

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$19.59	$12.36

Class X Shares:
Net Assets	$6,118,265	$462,252
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	312,778	37,388

Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$19.56	$12.36

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
FOR THE SIX MONTHS ENDED
JUNE 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

	New World Opportunities Fund	Endeavour Equity Fund
Investment Income:
Interest Income	$8,164,215	$436
Dividend Income	58,670	148,465
Less: Foreign Taxes Withheld	–	(9,592)

Total Investment Income	8,222,885	139,309

Expenses:
Investment Advisory Fees (Note 7)	809,518	129,880
Administration Fees	74,235	49,589
Trustees’ Fees	5,400	876
Chief Compliance Officer Fees	2,253	505
Shareholder Servicing Fees (Class A Shares)	45	168
Custodian Fees	45,047	18,546
Professional Fees	33,453	12,876
Transfer Agent Fees	33,023	23,359
Registration Fees	22,158	18,760
Printing Fees	10,584	1,780
Insurance and Other Expenses	38,355	5,183

Total Expenses	1,074,071	261,522

Less:
Waiver of Investment Advisory Fees (Note 7)	(48,864)	(61,586)

Net Expenses	1,025,207	199,936

Net Investment Income (Loss)	7,197,678	(60,627)

Net Realized Gain (Loss) on:
Investments	5,586,627	6,412,077
Futures Contracts	(412,846)	109,405
Foreign Currency Transactions	(72,315)	3,785
Forward Foreign Currency Contracts	269,686	121,862
Swap Contracts	549,921	(464,833)
Option Contracts	(97,546)	(646,654)

Net Realized Gain	5,823,527	5,535,642

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(10,112,917)	360,735
Futures Contracts	133,155	5,585
Foreign Currency Translation	7,728	(7,316)
Forward Foreign Currency Contracts	201,525	259,092
Swap Contracts	(1,329,928)	401,270
Option Contracts	–	29,579

Net Change in Unrealized Appreciation (Depreciation)	(11,100,437)	1,048,945

Net Realized and Unrealized Gain (Loss)	(5,276,910)	6,584,587

Net Increase in Net Assets Resulting from Operations	$1,920,768	$6,523,960

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
FOR THE SIX MONTHS ENDED
JUNE 30, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS (concluded)

	Discover Equity Fund	International Equity Fund
Investment Income:
Interest Income	$2,891	$21,011
Dividend Income	228,299	2,786,953
Less: Foreign Taxes Withheld	–	(300,835)

Total Investment Income	231,190	2,507,129

Expenses:
Investment Advisory Fees (Note 7)	5,783,857	1,054,434
Administration Fees	85,872	64,167
Trustees’ Fees	5,704	4,606
Chief Compliance Officer Fees	2,456	1,962
Shareholder Servicing Fees (Class A Shares)	1,108	80
Transfer Agent Fees	32,453	24,367
Professional Fees	30,781	26,077
Registration Fees	21,502	17,583
Custodian Fees	18,522	44,497
Printing Fees	11,498	8,867
Offering Costs	–	45,418
Insurance and Other Expenses	10,906	7,681

Total Expenses	6,004,659	1,299,739

Net Expenses	6,004,659	1,299,739

Net Investment Income (Loss)	(5,773,469)	1,207,390

Net Realized Gain (Loss) on:
Investments	48,797,015	2,056,825
Futures Contracts	4,091,690	2,919,340
Foreign Currency Transactions	(55,484)	83,386
Forward Foreign Currency Contracts	(1,771,801)	–
Swap Contracts	(2,178,791)	456,155

Net Realized Gain	48,882,629	5,515,706

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	55,701,532	6,378,086
Futures Contracts	(767,994)	(690,810)
Foreign Currency Translation	34,413	7,271
Forward Foreign Currency Contracts	1,105,008	–
Swap Contracts	5,888,106	13,470,219
Option Contracts	818,998	–

Net Change in Unrealized Appreciation (Depreciation)	62,780,063	19,164,766

Net Realized and Unrealized Gain	111,662,692	24,680,472

Net Increase in Net Assets Resulting from Operations	$105,889,223	$25,887,862

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net Investment Income	$7,197,678	$10,245,834
Net Realized Gain on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	5,823,527	2,751,705
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Translation	(11,100,437)	14,362,600

Net Increase in Net Assets Resulting from Operations	1,920,768	27,360,139

Distributions:	(7,043,286)	(10,701,673)

Capital Share Transactions:
Institutional Shares:
Issued	7,224,423	831,000
Reinvestment of Distributions	144,251	62,092
Redeemed	(323,410)	(3,048)

Net Institutional Share Transactions	7,045,264	890,044

Class X Shares:
Issued	72,430	159,500
Reinvestment of Distributions	3,929	1,185
Redeemed	(2,706)	(901)

Net Class X Share Transactions	73,653	159,784

Net Increase in Net Assets from Share Transactions	7,118,917	1,049,828

Total Increase in Net Assets	1,996,399	17,708,294

Net Assets:
Beginning of Period	370,627,823	352,919,529

End of Period	$372,624,222	$370,627,823

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Shares Issued and Redeemed:

Institutional Shares:

Issued	691,108	82,808

Reinvestment of Distributions	13,991	6,330

Redeemed	(30,902)	(314)

Net Institutional Shares Capital Share Transactions	674,197	88,824

Class X Shares:

Issued	6,978	15,256

Reinvestment of Distributions	381	114

Redeemed	(262)	(86)

Net Class X Shares Capital Share Transactions	7,097	15,284

Net Increase in Shares Outstanding from Share Transactions	681,294	104,108

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net Investment Loss	$(60,627)	$(1,014,105)
Net Realized Gain on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	5,535,642	3,356,960
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Translation	1,048,945	9,167,603

Net Increase in Net Assets Resulting from Operations	6,523,960	11,510,458

Distributions:	—	(1,224,078)

Capital Share Transactions:
Institutional Shares:
Issued	102,464,634	9,637,443
Reinvestment of Distributions	—	401,791
Redeemed	(202,948)	(50,000)

Net Institutional Share Transactions	102,261,686	9,989,234

Class X Shares:
Issued	746,280	94,800
Reinvestment of Distributions	—	1,520
Redeemed	(1,405)	(3,255)

Net Class X Share Transactions	744,875	93,065

Net Increase in Net Assets from Share Transactions	103,006,561	10,082,299

Total Increase in Net Assets	109,530,521	20,368,679

Net Assets:
Beginning of Period	51,823,920	31,455,241

End of Period	$161,354,441	$51,823,920

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Shares Issued and Redeemed:

Institutional Shares:

Issued	7,148,766	829,428

Reinvestment of Distributions	—	29,813

Redeemed	(14,083)	(4,669)

Net Institutional Shares Capital Share Transactions	7,134,683	854,572

Class X Shares:

Issued	52,549	7,425

Reinvestment of Distributions	—	113

Redeemed	(101)	(401)

Net Class X Shares Capital Share Transactions	52,448	7,137

Net Increase in Shares Outstanding from Share Transactions	7,187,131	861,709

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net Investment Loss	$(5,773,469)	$(9,388,650)
Net Realized Gain on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	48,882,629	31,090,893
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Translation	62,780,063	109,618,523

Net Increase in Net Assets Resulting from Operations	105,889,223	131,320,766

Distributions:	—	(7,810,499)

Capital Share Transactions:
Institutional Shares:
Issued	103,191,510	222,275,430
Reinvestment of Distributions	—	208,023
Redeemed	(198,625)	(60,224)

Net Institutional Share Transactions	102,992,885	222,423,229

Class X Shares:
Issued	1,765,572	2,413,754
Reinvestment of Distributions	—	75,526
Redeemed	(217,031)	(49,238)

Net Class X Share Transactions	1,548,541	2,440,042

Net Increase in Net Assets from Share Transactions	104,541,426	224,863,271

Total Increase in Net Assets	210,430,649	348,373,538

Net Assets:
Beginning of Period	350,476,352	2,102,814

End of Period	$560,907,001	$350,476,352

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Shares Issued and Redeemed:

Institutional Shares:

Issued	6,040,244	22,073,670

Reinvestment of Distributions	—	13,668

Redeemed	(11,548)	(4,512)

Net Institutional Shares Capital Share Transactions	6,028,696	22,082,826

Class X Shares:

Issued	100,967	222,670

Reinvestment of Distributions	—	4,969

Redeemed	(12,436)	(3,404)

Net Class X Shares Capital Share Transactions	88,531	224,235

Net Increase in Shares Outstanding from Share Transactions	6,117,227	22,307,061

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(1)
Operations:
Net Investment Income (Loss)	$1,207,390	$(185,971)
Net Realized Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	5,515,706	16,356,979
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts and Foreign Currency Translation	19,164,766	20,289,224

Net Increase in Net Assets Resulting from Operations	25,887,862	36,460,232

Distributions:	(2,176,232)	—

Capital Share Transactions:
Institutional Shares:
Issued	342,640	271,250,143
Reinvestment of Distributions	11,396	—

Net Institutional Share Transactions	354,036	271,250,143

Class X Shares:
Issued	389,350	52,655
Reinvestment of Distributions	2,639	—
Redeemed	(1,154)	—

Net Class X Share Transactions	390,835	52,655

Net Increase in Net Assets from Share Transactions	744,871	271,302,798

Total Increase in Net Assets	24,456,501	307,763,030

Net Assets:
Beginning of Period	307,763,030	—

End of Period	$332,219,531	$307,763,030

(1)	The Aperture International Equity Fund commenced operations on October 1, 2020.

Amounts	designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(1)

Shares Issued and Redeemed:

Institutional Shares:

Issued	29,333	26,804,998

Reinvestment of Distributions	923	—

Net Institutional Shares Capital Share Transactions	30,256	26,804,998

Class X Shares:

Issued	32,565	4,703

Reinvestment of Distributions	213	—

Redeemed	(93)	—

Net Class X Shares Capital Share Transactions	32,685	4,703

Net Increase in Shares Outstanding from Share Transactions	62,941	26,809,701

(1)	The Aperture International Equity Fund commenced operations on October 1, 2020.

Amounts designated as “—“ are zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Institutional Shares	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.44	$9.97	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.20	0.29	0.33
Net Realized and Unrealized Gain (Loss)	(0.14)	0.48	(0.04)

Total from Operations	0.06	0.77	0.29

Dividends and Distributions:
Net Investment Income	(0.20)	(0.30)	(0.32)

Total Dividends and Distributions	(0.20)	(0.30)	(0.32)

Net Asset Value, End of Period	$10.30	$10.44	$9.97

Total Return†	0.54%	7.98%	2.97%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$372,393	$370,468	$352,919
Ratio of Expenses to Average Net Assets	0.55%**	1.46%	0.50	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.58%**	1.53%	0.61	%**
Ratio of Net Investment Income to Average Net Assets	3.88%**	2.89%	4.04	%**
Portfolio Turnover Rate†	63%	132%	78%

(1)	Calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.33%.
*	Commenced operations on March 18, 2019.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Class X Shares	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.44	$9.97	$9.94

Income (Loss) from Operations:
Net Investment Income(1)	0.20	0.12	0.11
Net Realized and Unrealized Gain (Loss)	(0.15)	0.65	0.14

Total from Operations	0.05	0.77	0.25

Dividends and Distributions:
Net Investment Income	(0.19)	(0.30)	(0.22)

Total Dividends and Distributions	(0.19)	(0.30)	(0.22)

Net Asset Value, End of Period	$10.30	$10.44	$9.97

Total Return†	0.52%	7.98%	2.52%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$231	$160	$—
Ratio of Expenses to Average Net Assets	0.61%**	3.69%	0.03	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.63%**	3.73%	0.03	%**
Ratio of Net Investment Income to Average Net Assets	3.83%**	1.11%	3.84	%**
Portfolio Turnover Rate†	63%	132%	78%

(1)	Calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 1.48%.
*	Commenced operations on September 13, 2019.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amount	designated as “—“ has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Institutional Shares	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$13.72		$10.79	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.32)	0.02
Net Realized and Unrealized Gain	1.01		3.58	0.77

Total from Operations	1.00		3.26	0.79

Dividends and Distributions:
Net Investment Income	—		(0.01)	—
Net Realized Gain	—		(0.32)	—

Total Dividends and Distributions	—		(0.33)	—

Net Asset Value, End of Period	$14.72		$13.72	$10.79

Total Return†	7.14%		30.24%	7.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$160,475		$51,721	$31,451
Ratio of Expenses to Average Net Assets	0.53	%**	3.44%	0.44	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.69	%**	4.15%	1.60	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16	)%**	(2.86)%	0.36	%**
Portfolio Turnover Rate†	132%		270%	39%

(1)	Calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average nets asset would have been 1.94%.
*	Commenced operations on September 30, 2019.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Class X Shares	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$13.67		$10.77	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.52)	0.02
Net Realized and Unrealized Gain	1.00		3.75	0.75

Total from Operations	0.99		3.23	0.77

Dividends and Distributions:
Net Investment Income	—		(0.01)	—
Net Realized Gain	—		(0.32)	—

Total Dividends and Distributions	—		(0.33)	—

Net Asset Value, End of Period	$14.66		$13.67	$10.77

Total Return†	7.01%		30.02%	7.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$879		$103	$4
Ratio of Expenses to Average Net Assets	0.50	%**	4.71%	0.47	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.69	%**	5.30%	1.55	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11	)%**	(4.27)%	0.63	%**
Portfolio Turnover Rate†	132%		270%	39%

(1)	Calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.09%.
*	Commenced operations on September 30, 2019.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Institutional Shares	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$15.57		$10.01	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.24)		(0.44)	0.00
Net Realized and Unrealized Gain	4.26		6.35	0.01

Total from Operations	4.02		5.91	0.01

Dividends and Distributions:
Net Realized Gain	—		(0.35)	—

Total Dividends and Distributions	—		(0.35)	—

Net Asset Value, End of Period	$19.59		$15.57	$10.01

Total Return†	25.90%		59.09%	0.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$554,789		$346,990	$2,103
Ratio of Expenses to Average Net Assets	2.80	%**	4.17%	—	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.80	%**	4.23%	nm	%
Ratio of Net Investment Loss to Average Net Assets	(2.69	)%**	(3.92)%	—	%**
Portfolio Turnover Rate†	51%		123%	—%

(1)	Calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net asset would have been 2.30%.
*	Commenced operations on December 30, 2019.
**	Annualized
nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for operations for 1 day and incurred $8,748 in expense waivers.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Class X Shares	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$15.54		$10.01	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.24)		(0.53)	0.00
Net Realized and Unrealized Gain	4.26		6.41	0.01

Total from Operations	4.02		5.88	0.01

Dividends and Distributions:
Net Realized Gain	—		(0.35)	—

Total Dividends and Distributions	—		(0.35)	—

Net Asset Value, End of Period	$19.56		$15.54	$10.01

Total Return†	25.87%		58.79%	0.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$6,118		$3,486	$—
Ratio of Expenses to Average Net Assets	2.79	%**	4.37%	—	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.79	%**	4.42%	nm	%
Ratio of Net Investment Loss to Average Net Assets	(2.67	)%**	(4.17)%	—	%**
Portfolio Turnover Rate†	51%		123%	—%

(1)	Calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.45%.
*	Commenced operations on December 30, 2019.
**	Annualized
nm	Expenses to average net assets excluding waivers is not a meaningful percentage as the Fund was open for operations for 1 day and incurred $8,748 in expense waivers.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Institutional Shares	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020*
Net Asset Value, Beginning of Period	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.04	(0.01)
Net Realized and Unrealized Gain	0.92	1.49

Total from Operations	0.96	1.48

Dividends and Distributions:
Net Investment Income	(0.08)	—

Total Dividends and Distributions	(0.08)	—

Net Asset Value, End of Period	$12.36	$11.48

Total Return†	8.37%	14.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$331,758	$307,709
Ratio of Expenses to Average Net Assets	0.81%**	0.60	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.81%**	0.60	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.75%**	(0.28	)%**
Portfolio Turnover Rate†	19%	11%

(1)	Calculated using average shares.
*	Commenced operations on October 1, 2020.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

Class X Shares	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020*
Net Asset Value, Beginning of Period	$11.48	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.07	(0.01)
Net Realized and Unrealized Gain	0.89	1.49

Total from Operations	0.96	1.48

Dividends and Distributions:
Net Investment Income	(0.08)	—

Total Dividends and Distributions	(0.08)	—

Net Asset Value, End of Period	$12.36	$11.48

Total Return†	8.35%	14.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$462	$54
Ratio of Expenses to Average Net Assets	1.00%**	0.59	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.00%**	0.59	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%**	(0.28	)%**
Portfolio Turnover Rate†	19%	11%

(1)	Calculated using average shares.
*	Commenced operations on October 1, 2020.
**	Annualized
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Aperture Funds (the “Funds”). The investment objective of the Aperture New World Opportunities Fund is to seek total return, consisting of current income and capital appreciation. The investment objective of the Aperture Endeavour Equity Fund is to seek a return in excess of the MSCI ACWI hedged to USD Net Total Return Index. The investment objective of the Aperture Discover Equity Fund is to seek a return in excess of the Russell 2000 Total Return Index. The investment objective of the Aperture International Equity Fund is to seek a return in excess of the MSCI ACWI ex-US Index. The Aperture New World Opportunities Fund is classified as a diversified investment company. The Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are “non-diversified” Funds. Aperture Investors, LLC serves as the Funds’ investment adviser (the “Adviser”). The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund currently offer Institutional Shares and Class X Shares. The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund commenced operations on March 18, 2019, September 30, 2019, December 30, 2019 and October 1, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021 (UNAUDITED)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021 (UNAUDITED)

the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended June 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not”

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021 (UNAUDITED)

(i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax years, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021 (UNAUDITED)

Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of June 30, 2021.

For the six months ended June 30, 2021, the average quarterly notional amount of futures contracts held were as follows:

New World Opportunities Fund:
Average Quarterly Market Value Balance Long	$2,170,414
Average Quarterly Market Value Balance Short	(15,114,364)

Endeavour Equity Fund:
Average Quarterly Market Value Balance Long	$9,630,359
Average Quarterly Market Value Balance Short	(3,054,533)

Discover Equity Fund:
Average Quarterly Market Value Balance Long	$11,138,869

International Equity Fund:
Average Quarterly Market Value Balance Long	$17,223,362

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — The Funds incurred offering costs, including costs of legal, printing and registration fees, to be amortized over twelve months from inception of the Funds. As of June 30, 2021, Aperture International Equity Fund had $22,785 remaining to be amortized. As of June 30, 2021, Aperture New

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JUNE 30, 2021 (UNAUDITED)

World Opportunities Fund, Aperture Endeavour Equity Fund, and Aperture Discover Equity Fund were fully amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of June 30, 2021, if applicable.

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For the six months ended June 30, 2021, the average quarterly balances of forward foreign currency contracts were as follows:

New World Opportunities Fund:
Average Quarterly Notional Contracts Purchased	$(14,358,566)
Average Quarterly Notional Contracts Sold	17,933,295

Endeavour Equity Fund:
Average Quarterly Notional Contracts Purchased	$(275,727)
Average Quarterly Notional Contracts Sold	12,206,146

Discover Equity Fund:
Average Quarterly Notional Contracts Sold	$33,068,849

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps, equity swaps contracts, interest rate swaps and credit default swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

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If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Funds will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Funds at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that

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the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of June 30, 2021, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objectives. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategies.

For the six months ended June 30, 2021, the average quarterly market value amount of swap contracts held by the Funds are as follows:

New World Opportunities Fund:
Average Quarterly Total Return Swaps	$162,481
Average Quarterly Credit Default Swaps	16,767
Average Quarterly Interest Rate Swaps	92,081

Endeavour Equity Fund:
Average Quarterly Total Return Swaps	$635,048

Discover Equity Fund:
Average Quarterly Total Return Swaps	$2,676,221

International Equity Fund:
Average Quarterly Total Return Swaps	$14,479,087

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying

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security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss. Any realized or unrealized gains (loss) during the year or period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

For the six months ended June 30, 2021, the average quarterly notional value of option contracts held were as follows:

Endeavour Equity Fund:
Average Quarterly Notional Contracts Long	$445,642
Average Quarterly Notional Contracts Short	(290,478)

Discover Equity Fund:
Average Quarterly Notional Contracts Long	$424,000
Average Quarterly Notional Contracts Short	(411,998)

3. Derivative Transactions:

The following tables include the Funds’ exposure to multiple types of risk on derivatives held throughout the period. The fair value of derivative instruments as of June 30, 2021, is as follows:

New World Opportunities Fund

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	$-	†	Net Assets — Unrealized depreciation on swap contracts	$151,554	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	4,395	*	Net Assets — Unrealized depreciation on futures contracts	55,421	*
	Net Assets — Unrealized appreciation on swap contracts	375,815	†	Net Assets — Unrealized depreciation on swap contracts	377,533	†

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New World Opportunities Fund

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value

Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	$256,103		Net Assets — Unrealized depreciation on forward foreign currency contracts	$46,245
	Net Assets — Unrealized appreciation on swap contracts	215,957	†	Net Assets — Unrealized depreciation on swap contracts	134,562	†

Total		$852,270			$765,315

Endeavour Equity Fund

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$160,705	*	Net Assets — Unrealized depreciation on futures contracts	$142,765	*
	Net Assets — Unrealized appreciation on swap contracts	2,089,164	†	Net Assets — Unrealized depreciation on swap contracts	1,018,956	†
	Purchased options, at Value	282,726		Written options, at Value	205,383

Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	231,905		Net Assets — Unrealized depreciation on forward foreign currency contracts	491

Total		$2,764,500			$1,367,595

Discover Equity Fund

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value

Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$107,922	*	Net Assets — Unrealized depreciation on futures contracts	$-	*
	Net Assets — Unrealized appreciation on swap contracts	5,556,880	†	Net Assets — Unrealized depreciation on swap contracts	1,225,504	†
	Purchased options, at Value	2,330,000		Written options, at Value	1,499,000

Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	824,429		Net Assets — Unrealized depreciation on forward foreign currency contracts	11,445

Total		$8,819,231			$2,735,949

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021, were as follows:

The amount of realized gain (loss) on derivatives recognized in income (loss):

New World Opportunities Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$146,676	$-	$120,687	$-	$267,363
Equity contracts	(559,522)	-	746,012	(97,546)	88,944
Credit contracts	-	-	(316,778)	-	(316,778)
Foreign exchange contracts	-	269,686	-	-	269,686
Total	$(412,846)	$269,686	$549,921	$(97,546)	$309,215

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Endeavour Equity Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Equity contracts	$109,405	$-	$(464,833)	$(646,654)	$(1,002,082)
Foreign exchange contracts	-	121,862	-	-	121,862
Total	$109,405	$121,862	$(464,833)	$(646,654)	$(880,220)

Discover Equity Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Equity contracts	$4,091,690	$-	$(2,178,791)	$-	$1,912,899
Foreign exchange contracts	-	(1,771,801)	-	-	(1,771,801)
Total	$4,091,690	$(1,771,801)	$(2,178,791)	$-	$141,098

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

New World Opportunities Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$3,753	$-	$81,885	$-	$85,638
Equity contracts	129,402	-	(1,473,056)	-	(1,343,654)
Credit contracts	-	-	61,243	-	61,243
Foreign exchange contracts	-	201,525	-	-	201,525
Total	$133,155	$201,525	$(1,329,928)	$-	$(995,248)

Endeavour Equity Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$-	$-	$-	$-	$-
Equity contracts	5,585	-	401,270	29,579	436,434
Foreign exchange contracts	-	259,092	-	-	259,092
Total	$5,585	$259,092	$401,270	$29,579	$695,526

Discover Equity Fund
	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Equity contracts	$(767,994)	$-	$5,888,106	$818,998	$5,939,110
Foreign exchange contracts	-	1,105,008	-	-	1,105,008
Total	$(767,994)	$1,105,008	$5,888,106	$818,998	$7,044,118

4. Offsetting Assets and Liabilities:

The Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

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Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of June 30, 2021:

New World Opportunities Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$15,198	$171,004	$186,202	$-	$358,891	$358,891	$(172,689)	$-	$(172,689)
Goldman Sachs	231,589	114,408	345,997	31,003	18,327	49,330	296,667	-	296,667
JPMorgan Chase	4,521	68,051	72,572	15,242	-	15,242	57,330	(57,330)	-
Morgan Stanley	4,795	143,253	148,048	-	59,295	59,295	88,753	-	88,753

Total over the counter	$256,103	$496,716	$752,819	$46,245	$436,513	$482,758

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Endeavour Equity Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$-	$525,607	$525,607	$-	$458,284	$458,284	$67,323	$-	$67,323
Goldman Sachs	2,672	777,951	780,623	-	386,202	386,202	394,421	-	394,421
JPMorgan Chase	40,696	20,986	61,682	-	122,135	122,135	(60,453)	18,304	(42,149)
Morgan Stanley	188,537	764,620	953,157	491	52,335	52,826	900,331	(590,092)	310,239

Total over the counter	$231,905	$2,089,164	$2,321,069	$491	$1,018,956	$1,019,447

Discover Equity Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$-	$52,925	$52,925	$-	$1,225,504	$1,225,504	$(1,172,579)	$-	$(1,172,579)
JPMorgan Chase	73,913	-	73,913	11,445	-	11,445	62,468	-	62,468
Morgan Stanley	750,516	5,503,955	6,254,471	-	-	-	6,254,471	-	6,254,471

Total over the counter	$824,429	$5,556,880	$6,381,309	$11,445	$1,225,504	$1,236,949

International Equity Fund
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$-	$1,342,182	$1,342,182	$-	$63,838	$63,838	$1,278,344	$-	$1,278,344
Credit Suisse	-	382,243	382,243	-	-	-	382,243	-	382,243
Goldman Sachs	-	13,328,738	13,328,738	-	565,317	565,317	12,763,421	(4,580,000)	8,183,421
JPMorgan Chase	-	1,650,871	1,650,871	-	15,630	15,630	1,635,241	(1,559,989)	75,252
Morgan Stanley	-	2,588,986	2,588,986	-	-	-	2,588,986	(2,588,986)	-
UBS	-	264,697	264,697	-	-	-	264,697	-	264,697

Total over the counter	$-	$19,557,717	$19,557,717	$-	$644,785	$644,785

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of

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existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended June 30, 2021, Aperture New World Opportunities Fund, Aperture Endeavour Equity Fund, Aperture Discover Equity Fund, and Aperture International Equity Fund incurred $74,235, $49,589, $85,872 and $64,167 for these services, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

State Street Bank and Trust Company acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate adjusted for performance and based on the average net assets of each Fund:

The Aperture New World Opportunities Fund management fee is 1.225% of the Fund’s average daily net assets adjusted upward or downward by a performance

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adjustment (the “Performance Adjustment”) that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (the “EM Index”) plus 2.75% (275 basis points) (the “Index Hurdle”) over the period which performance is measured (“Performance Period”).

The Aperture Endeavour Equity Fund management fee is 1.82% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI hedged to USD Net Total Return Index plus 5.00% (500 basis points) over the Performance Period.

The Aperture Discover Equity Fund management fee is 2.175% of assets up to and including $300 million, 2.115% of assets over $300 million and up to and including $400 million, and 2.065% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Russell 2000 Total Return Index plus 6.25% (625 basis points) over the Performance Period.

The Aperture International Equity Fund management fee is 1.90% of assets up to and including $350 million, 1.85% of assets over $350 million and up to and including $400 million, and 1.80% of assets over $400 million of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the MSCI ACWI ex-US Index plus 5.00% (500 basis points) over the Performance Period.

The Performance Adjustment for the Funds is calculated and accrued daily, according to a schedule that adds or subtracts 0.003% (0.30 basis points) of the Fund’s average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Institutional Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day.

The maximum Performance Adjustment (positive or negative) of Aperture New World Opportunities Fund will not exceed an annualized rate of +/- 0.825% (82.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.75% percentage points (275 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Endeavour Equity Fund will not exceed an annualized rate of +/- 1.50% 150 basis

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points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture Discover Equity Fund will not exceed an annualized rate of +/- 1.875% (187.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 6.25% percentage points (625 basis points) for the Performance Period.

The maximum Performance Adjustment (positive or negative) of Aperture International Equity Fund will not exceed an annualized rate of +/- 1.50% (150.0 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 5.00% percentage points (500 basis points) for the Performance Period.

On a monthly basis, Aperture New World Opportunities Fund will pay the Adviser the minimum fee rate of 0.40% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured was initially from the March 18, 2019 (commencement of operations) to December 31, 2019 and thereafter is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the six months ended June 30, 2021, the Fund accrued advisory fees of $809,518, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.44% of the Fund’s average net assets, which reflected a (0.79)% Performance Adjustment of $(1,463,968).

On a monthly basis, Aperture Endeavour Equity Fund will pay the Adviser the minimum fee rate of 0.32% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee

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plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the six months ended June 30, 2021, the Fund accrued advisory fees of $129,880, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.34% of the Fund’s average net assets, which reflected a (1.48)% Performance Adjustment of $(560,423).

On a monthly basis, Aperture Discover Equity Fund will pay the Adviser the minimum fee rate of 0.30% of the first $300 million, 0.24% for assets between $300 million and $400 million; and 0.19% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the six months ended June 30, 2021, the Fund accrued advisory fees of $5,783,857, at an annual effective rate (excluding the impact from any expense waivers in effect) of 2.69% of the Fund’s average net assets, which reflected a 0.51% Performance Adjustment of $1,092,981.

On a monthly basis, the Aperture International Equity Fund will pay the Adviser the minimum fee rate of 0.40% of the first $350 million, 0.35% for assets between $350 million and $400 million; and 0.30% over $400 million on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period for the six months ended June 30, 2021, the Fund accrued advisory fees of $1,054,434, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.66% of the Fund’s average net assets, which reflected a (1.24)% Performance Adjustment of $(1,993,486).

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In addition, the Adviser, until April 30, 2021, had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding the management fee, any class-specific expenses such as distribution and service (Rule 12b-1) fees and shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of the Funds’ business (collectively, “excluded expenses”)) from exceeding 0.10% of Aperture New World Opportunities Fund’s average daily net assets, and 0.12% of Aperture Endeavour Equity Fund and Aperture Discover Equity Fund’s average daily net assets (the “contractual expense limit”). This agreement was terminated effective as of the close of business on April 30, 2021. The Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2021, the Funds had fees which were previously waived and/or reimbursed to the Funds by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds, as follows:

	Expiring Years			Total
	2022	2023	2024
New World Opportunities Fund	$59,253	$345,428	$176,831	$581,512
Endeavour Equity Fund	N/A	208,795	187,384	396,179
Discover Equity Fund	N/A	81,862	47,056	128,918
International Equity Fund	N/A	N/A	N/A	N/A

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended June 30, 2021, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
New World Opportunities Fund	$214,142,491	$208,696,967	$–	$–
Endeavour Equity Fund	145,366,244	86,042,437	–	–
Discover Equity Fund	309,053,257	206,931,851	–	–
International Equity Fund	30,777,895	52,295,246	–	–

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9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent.

There are no permanent differences charged to paid-in capital for the year or period ended December 31, 2020. Other book/tax differences that are not charged to paid-in capital are attributable to foreign currency, investments in passive foreign investment companies, net operating losses, perpetual bond amortization and swap income.

The tax character of dividends and distributions declared during the last fiscal year were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
New World Opportunities Fund
2020	$10,701,673	$—	$10,701,673
2019	11,437,008	—	11,437,008
Endeavour Equity Fund
2020	873,313	350,765	1,224,078
2019	—	—	—
Discover Equity Fund
2020	7,808,957	1,542	7,810,499
2019	—	—	—
International Equity Fund
2020	—	—	—

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

	New World Opportunities Fund	Endeavour Equity Fund	Discover Equity Fund	International Equity Fund
Undistributed Ordinary Income	$—	$2,329,357	$8,187,115	$12,744,340
Undistributed Long-Term Capital Gains	—	251,660	6,438,268	9,341,408
Post October Losses	(441,379)	—	—	—
Late Year Ordinary Losses	(16,154)	—	—	—
Capital Loss Carryforwards	(317,303)	—	—	—
Unrealized Appreciation	16,928,284	9,931,644	108,887,810	14,375,359
Other Temporary Differences	(364)	(26)	(348)	(875)

Total Distributable Earnings	$16,153,084	$12,512,635	$123,512,845	$36,460,232

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Post-October losses represent losses realized on investment transactions from November 1, 2020 through December 31, 2020 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Late year ordinary losses represent specified losses realized on investment transactions from November 1, 2020 through December 31, 2020.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
New World Opportunities Fund	$—	$317,303	$317,303

During the year ended December 31, 2020, the New World Opportunities Fund utilized $3,394,063 in short-term capital losses and $301,259 in long-term capital losses to offset capital gains.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales and passive foreign investment companies.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2021, are as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
New World Opportunities Fund	$353,016,519	$11,677,796	$(4,348,095)	$7,329,701
Endeavour Equity Fund	129,423,447	11,955,681	(838,023)	11,117,658
Discover Equity Fund	384,970,554	166,777,521	(477,415)	166,300,106
International Equity Fund	268,456,953	22,145,588	(1,337,449)	20,808,139

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. The Funds shares are not a bank deposit and are not insured or guaranteed by the Federal

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Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (All Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies

Below Investment Grade Fixed Income Securities (Junk Bond) Risk (New World Opportunities Fund) – Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible and Preferred Securities Risk (International Equity Fund) – Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (New World Opportunities Fund) – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (All Funds) – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (All Funds) – As a result of the Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

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Depositary Receipts Risk (New World Opportunities Fund, Endeavour Equity Fund and International Equity Risk) – Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk (All Funds) – The Funds’ use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds’ use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (New World Opportunities Fund) – The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets/Foreign Investment Risk (New World Opportunities Fund, Endeavour Equity Fund and International Equity Fund) – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. The Funds’ exposure to these risks is heightened as a result of the Funds investing primarily in emerging market countries.

Environmental, Social and Governance Risk (Endeavour Equity Fund, Discover Equity Fund and International Equity Fund) – The Adviser may consider certain ESG factors as part of its decision to buy and sell securities. Applying ESG factors to the

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investment analysis may impact the investment decision for securities of certain issuers and therefore the Fund may forgo some market opportunities available to funds that do not use ESG factors. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG factors.

Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time.

Extension Risk (New World Opportunities Fund) – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (New World Opportunities Fund) – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment Risk (All Funds) – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Sovereign Debt Securities Risk (New World Opportunities Fund) – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

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Geographic Focus Risk (International Equity Fund) – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Interest Rate Risk (New World Opportunities Fund) – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Investment Company Risk (New World Opportunities Fund and Discover Equity Fund) – When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

IPO Risk (Discover Equity Fund) – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Capitalization Risk (International Equity Fund) – The risk that larger, more established companies may be unable to respond quickly to new competitive

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challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Fund shareholders.

Leverage Risk (All Funds) – The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of their portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk (All Funds) – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk (All Funds) – The risk that certain securities may be difficult or impossible to sell at the time and price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Funds invest, as a result of their markets being less developed.

Long-Term Investment Strategy Risk (Discover Equity Fund and International Equity Fund) – Under normal circumstances, the Funds intend to hold securities for long

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periods (typically over two years). This investment style may cause the Funds to lose money or underperform compared to the Indices or other mutual funds over the short or medium terms. The Funds also may underperform in the long term even though it intends to hold securities for long periods. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short- and medium-term fluctuations in the value of the Funds’ portfolios.

Market Risk (All Funds) – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Funds, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Funds’ investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Fund.

Money Market Instruments Risk (International Equity Fund) – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for a Fund to lose money by investing in these and other types of money market funds.

New Fund Risk (International Equity Fund) – Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its

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investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk (Endeavour Equity Fund, Discover Equity Fund and International Equity Fund) – The Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to their investments in those securities.

Participation Notes Risk (International Equity Fund) – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute

Prepayment Risk (New World Opportunities Fund) – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk (International Equity Fund) – Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Reverse Repurchase Agreements Risk (New World Opportunities Fund) – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Rights and Warrants Risk (International Equity Fund) – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right

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to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Short Sales Risk (Endeavour Equity Fund, Discover Equity Fund and International Equity Fund) – A short sale involves the sale of a security that the Funds do not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Funds to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds. Investment in short sales may also cause the Funds to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Funds’ share price. The Funds may also take a short position in a derivative instrument, which involves the risk of a theoretically unlimited increase in the value of the underlying instrument and a potentially unlimited loss.

Small and Medium Capitalization Risk (All Funds) – The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

U.S. Government Securities Risk (New World Opportunities Fund) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021 (UNAUDITED)

11. Other:

At June 30, 2021, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
New World Opportunities Fund, Institutional Shares	4	69%
New World Opportunities Fund, Class X Shares	2	100%
Endeavour Equity Fund, Institutional Shares	3	63%
Endeavour Equity Fund, Class X Shares	2	100%
Discover Equity Fund, Institutional Shares	4	78%
Discover Equity Fund, Class X Shares	2	93%
International Equity Fund, Institutional Shares	5	99%
International Equity Fund, Class X Shares	3	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021
(Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Aperture New World Opportunities Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,005.40	0.55%	$2.73
Hypothetical 5% Return	$1,000.00	$1,022.07	0.55%	$2.76
Aperture New World Opportunities Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,005.20	0.61%	$3.03
Hypothetical 5% Return	$1,000.00	$1,021.77	0.61%	$3.06
Aperture Endeavour Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,071.40	0.53%	$2.72
Hypothetical 5% Return	$1,000.00	$1,022.17	0.53%	$2.66
Aperture Endeavour Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,070.10	0.50%	$2.57
Hypothetical 5% Return	$1,000.00	$1,022.32	0.50%	$2.51
Aperture Discover Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,259.00	2.80%	$15.68
Hypothetical 5% Return	$1,000.00	$1,010.91	2.80%	$13.96
Aperture Discover Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,258.70	2.79%	$15.62
Hypothetical 5% Return	$1,000.00	$1,010.96	2.79%	$13.91
Aperture International Equity Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,083.70	0.81%	$4.18
Hypothetical 5% Return	$1,000.00	$1,020.78	0.81%	$4.06
Aperture International Equity Fund — Class X Shares
Actual Fund Return	$1,000.00	$1,083.50	1.00%	$5.17
Hypothetical 5% Return	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE FUNDS
JUNE 30, 2021
(Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from October 1, 2020 through December 31, 2020, with respect to the Aperture International Equity Fund, and from January 1, 2020 through December 31, 2020, with respect to each other Fund. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Aperture New World Opportunities Fund

Aperture Endeavour Equity Fund

Aperture Discover Equity Fund

Aperture International Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-514-7557

Investment Adviser:

Aperture Investors, LLC

250 West 55th Street, 30th Floor

New York, NY 10019

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

API-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 8, 2021